UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Gotham Enhanced 500 ETF (GSPY)
Gotham 1000 Value ETF (GVLU)
Gotham Short Strategies ETF (SHRT)

Semi-Annual Report

March 31, 2024

of

Tidal ETF Trust

Gotham ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Gotham ETFs

1

The accompanying notes are an integral part of these financial statements.

Gotham Enhanced 500 ETF PORTFOLIO ALLOCATION at March 31, 2024 (Unaudited)

Sector	% of Net Assets
Technology	26.2%
Communications	20.1
Consumer, Non-cyclical	16.8
Financial	12.6
Industrial	9.2
Consumer, Cyclical	8.5
Energy	3.5
Basic Materials	1.9
Utilities	1.0
Cash & Cash Equivalents(a)	0.2
Total	100.0%

(a)Represents cash, short-term investments, and liabilities in excess of other assets.

Gotham 1000 Value ETF PORTFOLIO ALLOCATION at March 31, 2024 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	21.3%
Consumer, Cyclical	20.5
Industrial	18.4
Energy	11.5
Financial	9.2
Communications	6.7
Basic Materials	6.5
Technology	4.5
Utilities	1.3
Cash & Cash Equivalents(a)	0.1
Total	100.0%

(a)Represents cash, short-term investments, and liabilities in excess of other assets.

Gotham Short Strategies ETF PORTFOLIO ALLOCATION at March 31, 2024 (Unaudited)

Sector	% of Net Assets
Cash & Cash Equivalents(a)	21.8%
Industrial	22.2
Consumer, Non-cyclical	20.0
Consumer, Cyclical	13.0
Technology	10.3
Basic Materials	7.9
Communications	6.7
Energy	4.7
Utilities	2.5
Swap Contracts(b)	(9.1)
Total	100.0%

(a)Represents cash and other assets in excess of liabilities.

(b)Represents the unrealized appreciation/depreciation of the swap contracts.

Gotham Enhanced 500 ETF

2

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1%

Advertising — 0.2%
Interpublic Group of Cos., Inc.(a)	8,764	$285,969
Omnicom Group, Inc.	4,609	445,967
		731,936

Aerospace & Defense — 1.3%
Boeing Co.(b)	1,804	348,154
General Dynamics Corp.	821	231,924
Howmet Aerospace, Inc.	1,586	108,530
L3Harris Technologies, Inc.	569	121,254
Lockheed Martin Corp.	5,525	2,513,157
Northrop Grumman Corp.	1,279	612,206
RTX Corp.(a)	10,602	1,034,013
TransDigm Group, Inc.	167	205,677
		5,174,915

Agriculture — 1.5%
Altria Group, Inc.	45,165	1,970,097
Archer-Daniels-Midland Co.	13,357	838,953
Bunge Global SA	494	50,645
Philip Morris International, Inc.	36,246	3,320,859
		6,180,554

Airlines — 0.2%
American Airlines Group, Inc.(b)	2,071	31,790
Delta Air Lines, Inc.	14,811	709,003
Southwest Airlines Co.	1,897	55,373
United Airlines Holdings, Inc.(b)	871	41,703
		837,869

Apparel — 0.4%
Deckers Outdoor Corp.(b)	551	518,635
Nike, Inc. - Class B	4,538	426,481
Ralph Lauren Corp. - Class A(a)	1,391	261,174
Tapestry, Inc.	5,532	262,659
VF Corp.(a)	8,345	128,012
		1,596,961

Auto Manufacturers — 1.4%
Cummins, Inc.	3,047	897,799
Ford Motor Co.	11,984	159,148
General Motors Co.	10,297	466,969
PACCAR, Inc.	11,248	1,393,515
Tesla, Inc.(b)	15,113	2,656,713
		5,574,144

	Shares	Value
Common Stocks — 99.1% (Continued)

Auto Parts & Equipment — 0.1%
Aptiv PLC(b)	6,544	$521,230
BorgWarner, Inc.(a)	5,396	187,457
		708,687

Banks — 3.7%
Bank of America Corp.	67,361	2,554,329
Bank of New York Mellon Corp.	6,541	376,892
Citigroup, Inc.	13,463	851,400
Citizens Financial Group, Inc.	4,000	145,160
Comerica, Inc.	1,205	66,263
Fifth Third Bancorp(a)	5,831	216,972
Goldman Sachs Group, Inc.	2,003	836,633
Huntington Bancshares, Inc.	4,646	64,812
JPMorgan Chase & Co.	26,164	5,240,650
KeyCorp	8,024	126,859
M&T Bank Corp.	1,404	204,198
Morgan Stanley	13,919	1,310,613
Northern Trust Corp.	1,755	156,055
PNC Financial Services Group, Inc.	3,415	551,864
Regions Financial Corp.	3,209	67,517
State Street Corp.	1,295	100,129
Truist Financial Corp.	11,438	445,853
U.S. Bancorp	13,344	596,477
Wells Fargo & Co.(a)	19,272	1,117,005
		15,029,681

Beverages — 1.5%
Brown-Forman Corp. - Class B(a)	1,478	76,294
Coca-Cola Co.	67,967	4,158,222
Constellation Brands, Inc. - Class A(a)	472	128,271
Keurig Dr Pepper, Inc.	20,202	619,595
Molson Coors Brewing Co. - Class B(a)	4,947	332,686
Monster Beverage Corp.(b)	3,098	183,649
PepsiCo, Inc.	4,113	719,816
		6,218,533

Biotechnology — 0.5%
Amgen, Inc.	1,606	456,617
Biogen, Inc.(b)	403	86,899
Bio-Rad Laboratories, Inc. - Class A(b)	87	30,091
Corteva, Inc.	2,061	118,858
Gilead Sciences, Inc.	4,383	321,054
Illumina, Inc.(b)	1,342	184,283
Incyte Corp.(b)	4,448	253,403

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited)

Gotham Enhanced 500 ETF

3

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1% (Continued)

Biotechnology — 0.5% (Continued)
Moderna, Inc.(b)	1,142	$121,692
Regeneron Pharmaceuticals, Inc.(b)	280	269,497
Vertex Pharmaceuticals, Inc.(b)	757	316,434
		2,158,828

Building Materials — 1.2%
Builders FirstSource, Inc.(b)	2,855	595,410
Carrier Global Corp.(a)	4,577	266,061
Johnson Controls International PLC	14,554	950,667
Martin Marietta Materials, Inc.	186	114,193
Masco Corp.	5,174	408,125
Mohawk Industries, Inc.(b)	1,451	189,921
Trane Technologies PLC	4,860	1,458,972
Vulcan Materials Co.	2,839	774,820
		4,758,169

Chemicals — 1.3%
Air Products and Chemicals, Inc.	659	159,656
Albemarle Corp.(a)	294	38,732
Celanese Corp.	2,341	402,324
CF Industries Holdings, Inc.	620	51,590
Dow, Inc.	2,076	120,263
DuPont de Nemours, Inc.	1,278	97,984
Eastman Chemical Co.	2,520	252,554
Ecolab, Inc.	834	192,571
FMC Corp.(a)	326	20,766
International Flavors & Fragrances, Inc.	788	67,760
Linde PLC	1,430	663,978
LyondellBasell Industries NV - Class A	4,293	439,088
Mosaic Co.	972	31,551
PPG Industries, Inc.	5,017	726,963
Sherwin-Williams Co.	5,305	1,842,586
		5,108,366

Commercial Services — 1.4%
Automatic Data Processing, Inc.	3,268	816,150
Cintas Corp.	262	180,002
Corpay, Inc.(a)(b)	1,709	527,295
CoStar Group, Inc.(b)	1,261	121,813
Equifax, Inc.(a)	302	80,791
Gartner, Inc.(b)	211	100,577

	Shares	Value
Common Stocks — 99.1% (Continued)

Commercial Services — 1.4% (Continued)
Global Payments, Inc.	765	$102,250
MarketAxess Holdings, Inc.	93	20,390
Moody’s Corp.	509	200,052
PayPal Holdings, Inc.(b)	26,183	1,753,999
Quanta Services, Inc.	363	94,307
Robert Half, Inc.	313	24,815
Rollins, Inc.	1,510	69,868
S&P Global, Inc.	924	393,116
United Rentals, Inc.	1,446	1,042,725
Verisk Analytics, Inc.	368	86,749
		5,614,899

Computers — 8.0%
Accenture PLC - Class A	8,862	3,071,657
Apple, Inc.	132,947	22,797,751
Cognizant Technology Solutions Corp. - Class A	4,274	313,241
EPAM Systems, Inc.(b)	497	137,252
Fortinet, Inc.(b)	2,150	146,867
Hewlett Packard Enterprise Co.	3,884	68,863
HP, Inc.	25,111	758,854
International Business Machines Corp.	17,186	3,281,839
Leidos Holdings, Inc.	3,167	415,162
NetApp, Inc.	4,850	509,105
Seagate Technology Holdings PLC	496	46,153
Super Micro Computer, Inc.(b)	175	176,755
Western Digital Corp.(b)	814	55,547
		31,779,046

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	17,646	1,589,022
Estee Lauder Co., Inc. - Class A	1,028	158,466
Kenvue, Inc.	44,503	955,034
Procter & Gamble Co.	26,491	4,298,166
		7,000,688

Distribution & Wholesale — 0.4%
Copart, Inc.(b)	2,638	152,793
Fastenal Co.	1,713	132,141
LKQ Corp.	801	42,781
Pool Corp.	116	46,806
W.W. Grainger, Inc.	1,059	1,077,321
		1,451,842

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

4

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1% (Continued)

Diversified Financial Services — 3.6%
American Express Co.	6,196	$1,410,767
Ameriprise Financial, Inc.	858	376,182
BlackRock, Inc.	1,363	1,136,333
Capital One Financial Corp.(a)	1,418	211,126
Cboe Global Markets, Inc.	292	53,649
Charles Schwab Corp.	11,874	858,965
CME Group, Inc. - Class A	1,038	223,471
Discover Financial Services	835	109,460
Franklin Resources, Inc.(a)	12,721	357,587
Intercontinental Exchange, Inc.	1,717	235,967
Invesco Ltd.	3,825	63,457
Mastercard, Inc. - Class A	8,035	3,869,415
Nasdaq, Inc.	1,447	91,306
Raymond James Financial, Inc.(a)	716	91,949
Synchrony Financial	1,524	65,715
T. Rowe Price Group, Inc.	2,138	260,665
Visa, Inc. - Class A(a)	18,928	5,282,426
		14,698,440

Electric — 0.9%
AES Corp.	2,087	37,420
Alliant Energy Corp.	767	38,657
Ameren Corp.	819	60,573
American Electric Power Co., Inc.	1,563	134,574
CenterPoint Energy, Inc.	2,010	57,265
CMS Energy Corp.	864	52,134
Consolidated Edison, Inc.	994	90,265
Constellation Energy Corp.	858	158,601
Dominion Energy, Inc.	2,492	122,581
DTE Energy Co.	647	72,555
Duke Energy Corp.	7,217	697,955
Edison International	1,149	81,269
Entergy Corp.	657	69,432
Evergy, Inc.	714	38,113
Eversource Energy	1,001	59,830
Exelon Corp.	2,973	111,696
FirstEnergy Corp.(a)	1,721	66,465
NextEra Energy, Inc.	6,115	390,810
NRG Energy, Inc.(a)	4,929	333,644
PG&E Corp.	18,294	306,607
Pinnacle West Capital Corp.	278	20,775
PPL Corp.	2,273	62,576
Public Service Enterprise Group, Inc.	1,501	100,237

	Shares	Value
Common Stocks — 99.1% (Continued)

Electric — 0.9% (Continued)
Sempra	1,873	$134,538
Southern Co.	3,237	232,222
WEC Energy Group, Inc.	926	76,043
Xcel Energy, Inc.	1,686	90,623
		3,697,460

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	683	124,921
Eaton Corp. PLC	1,194	373,340
Emerson Electric Co.	1,721	195,195
Generac Holdings, Inc.(a)(b)	1,292	162,973
		856,429

Electronics — 1.4%
Allegion PLC	263	35,429
Amphenol Corp. - Class A	1,906	219,857
Fortive Corp.	1,050	90,321
Garmin Ltd.	4,422	658,303
Honeywell International, Inc.	14,101	2,894,230
Hubbell, Inc.	161	66,823
Jabil, Inc.(a)	2,938	393,545
Keysight Technologies, Inc.(b)	523	81,787
Mettler-Toledo International, Inc.(b)	55	73,221
TE Connectivity Ltd.	6,627	962,505
Trimble, Inc.(b)	777	50,008
		5,526,029

Energy — Alternate Sources — 0.0%(c)
Enphase Energy, Inc.(a)(b)	340	41,133
First Solar, Inc.(b)	262	44,226
		85,359

Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	2,920	448,892

Entertainment — 0.1%
Caesars Entertainment, Inc.(b)	5,506	240,833
Live Nation Entertainment, Inc.(b)	717	75,837
		316,670

Environmental Control — 0.2%
Pentair PLC	459	39,217
Republic Services, Inc.	912	174,593
Veralto Corp.	3,629	321,748
Waste Management, Inc.	1,202	256,206
		791,764

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

5

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1% (Continued)

Food — 1.5%
Campbell Soup Co.(a)	2,357	$104,769
Conagra Brands, Inc.	10,644	315,488
General Mills, Inc.	8,250	577,253
Hershey Co.	610	118,645
Hormel Foods Corp.	2,569	89,632
J.M. Smucker Co.	307	38,642
Kellanova	8,810	504,725
Kraft Heinz Co.	29,087	1,073,310
Kroger Co.	15,396	879,573
Lamb Weston Holdings, Inc.	373	39,736
McCormick & Co., Inc.	805	61,832
Mondelez International, Inc. - Class A	28,883	2,021,810
Sysco Corp.	1,482	120,309
Tyson Foods, Inc. - Class A	1,028	60,374
		6,006,098

Forest Products & Paper — 0.1%
International Paper Co.	8,097	315,945

Gas — 0.0%(c)
Atmos Energy Corp.	379	45,051
NiSource, Inc.	1,310	36,235
		81,286

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,256	372,052
Stanley Black & Decker, Inc.	3,303	323,463
		695,515

Healthcare — Products — 1.6%
Abbott Laboratories	14,916	1,695,352
Agilent Technologies, Inc.	885	128,776
Align Technology, Inc.(b)	191	62,633
Baxter International, Inc.	2,384	101,892
Bio-Techne Corp.	384	27,030
Boston Scientific Corp.(b)	4,187	286,768
Cooper Cos., Inc.	509	51,643
Danaher Corp.	6,359	1,587,968
DENTSPLY SIRONA, Inc.	760	25,224
Edwards Lifesciences Corp.(b)	1,810	172,964
GE HealthCare Technologies, Inc.	1,348	122,547
Hologic, Inc.(b)	706	55,040
IDEXX Laboratories, Inc.(b)	207	111,766
Insulet Corp.(b)	167	28,624
Intuitive Surgical, Inc.(b)	939	374,746

	Shares	Value
Common Stocks — 99.1% (Continued)

Healthcare — Products — 1.6% (Continued)
Medtronic PLC(a)	3,986	$347,380
ResMed, Inc.(a)	441	87,331
Revvity, Inc.	363	38,115
STERIS PLC(a)	246	55,306
Stryker Corp.	1,021	365,385
Teleflex, Inc.	116	26,236
Thermo Fisher Scientific, Inc.	1,157	672,460
Waters Corp.(b)	149	51,290
West Pharmaceutical Services, Inc.	182	72,019
Zimmer Biomet Holdings, Inc.(a)	623	82,224
		6,630,719

Healthcare — Services — 1.4%
Catalent, Inc.(b)	440	24,838
Centene Corp.(b)	1,598	125,411
Charles River Laboratories International, Inc.(b)	125	33,869
DaVita, Inc.(b)	2,056	283,831
Elevance Health, Inc.	689	357,274
HCA Healthcare, Inc.	5,702	1,901,788
Humana, Inc.	2,620	908,406
IQVIA Holdings, Inc.(b)	507	128,215
Laboratory Corp of America Holdings	252	55,052
Molina Healthcare, Inc.(b)	941	386,591
Quest Diagnostics, Inc.	333	44,326
UnitedHealth Group, Inc.	3,110	1,538,517
Universal Health Services, Inc. - Class B	202	36,857
		5,824,975

Home Builders — 0.2%
D.R. Horton, Inc.	995	163,727
Lennar Corp. - Class A	2,400	412,752
NVR, Inc.(b)	9	72,900
PulteGroup, Inc.	1,983	239,189
		888,568

Household Products & Wares — 0.3%
Avery Dennison Corp.	200	44,650
Church & Dwight Co., Inc.	726	75,729
Clorox Co.	372	56,957
Kimberly-Clark Corp.	8,666	1,120,947
		1,298,283

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

6

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1% (Continued)

Insurance — 4.3%
Aflac, Inc.	1,732	$148,710
Allstate Corp.	787	136,159
American International Group, Inc.(a)	2,082	162,750
Aon PLC - Class A	4,270	1,424,983
Arch Capital Group Ltd.(b)	1,120	103,533
Arthur J Gallagher & Co.	644	161,026
Assurant, Inc.	140	26,354
Berkshire Hathaway, Inc. - Class B(b)	21,907	9,212,331
Brown & Brown, Inc.	7,015	614,092
Chubb Ltd.	1,481	383,772
Cincinnati Financial Corp.	408	50,661
Everest Group Ltd.	104	41,340
Globe Life, Inc.	271	31,536
Hartford Financial Services Group, Inc.	1,994	205,482
Loews Corp.	5,201	407,186
Marsh & McLennan Co., Inc.	11,468	2,362,178
MetLife, Inc.	7,153	530,109
Principal Financial Group, Inc.	764	65,941
Progressive Corp.	1,475	305,060
Prudential Financial, Inc.	1,074	126,088
Travelers Co., Inc.	1,081	248,781
W.R. Berkley Corp.	747	66,065
Willis Towers Watson PLC	2,399	659,725
		17,473,862

Internet — 14.7%
Airbnb, Inc. - Class A(b)	1,747	288,185
Alphabet, Inc. - Class A(b)	117,763	17,773,970
Amazon.com, Inc.(b)	107,054	19,310,401
Booking Holdings, Inc.	814	2,953,094
CDW Corp.	1,987	508,235
eBay, Inc.	13,242	698,913
Etsy, Inc.(b)	277	19,035
Expedia Group, Inc. - Class A(b)	3,225	444,244
F5, Inc.(b)	1,358	257,463
Gen Digital, Inc.(a)	16,504	369,690
Match Group, Inc.(b)	6,313	229,036
Meta Platforms, Inc. - Class A	26,435	12,836,307
Netflix, Inc.(b)	3,718	2,258,053
Palo Alto Networks, Inc.(b)	887	252,023
Uber Technologies, Inc.(b)	5,522	425,139
VeriSign, Inc.(b)	258	48,894
		58,672,682

	Shares	Value
Common Stocks — 99.1% (Continued)

Iron & Steel — 0.5%
Nucor Corp.	6,196	$1,226,188
Steel Dynamics, Inc.	4,143	614,117
		1,840,305

Leisure Time — 0.0%(c)
Carnival Corp.(a)(b)	3,513	57,402
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,300	27,209
Royal Caribbean Cruises Ltd.(b)	770	107,038
		191,649

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	761	162,329
Las Vegas Sands Corp.	2,118	109,501
Marriott International, Inc. - Class A	871	219,762
MGM Resorts International	980	46,266
Wynn Resorts Ltd.	336	34,349
		572,207

Machinery — Construction & Mining — 1.2%
Caterpillar, Inc.	12,791	4,687,006

Machinery — Diversified — 0.7%
Deere & Co.	835	342,968
Dover Corp.	510	90,367
IDEX Corp.	187	45,632
Ingersoll Rand, Inc.	8,635	819,893
Nordson Corp.	146	40,083
Otis Worldwide Corp.	9,384	931,549
Rockwell Automation, Inc.	321	93,517
Westinghouse Air Brake Technologies Corp.	3,814	555,624
Xylem, Inc.	651	84,135
		3,003,768

Media — 1.4%
Charter Communications, Inc. - Class A(a)(b)	1,242	360,962
Comcast Corp. - Class A	85,495	3,706,208
FactSet Research Systems, Inc.	93	42,258
Fox Corp. - Class A(a)	1,430	44,716
News Corp. - Class A	12,268	321,176
Paramount Global - Class B	14,032	165,157
Walt Disney Co.	5,457	667,719
Warner Bros Discovery, Inc.(a)(b)	20,923	182,658
		5,490,854

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

7

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1% (Continued)

Mining — 0.1%
Freeport-McMoRan, Inc.	4,274	$200,963
Newmont Corp.	2,952	105,800
		306,763

Miscellaneous Manufacturing — 1.9%
3M Co.	9,377	994,618
A.O. Smith Corp. - Class A	3,741	334,670
Axon Enterprise, Inc.(b)	186	58,196
General Electric Co.	14,368	2,522,014
Illinois Tool Works, Inc.	6,426	1,724,289
Parker-Hannifin Corp.	2,629	1,461,172
Teledyne Technologies, Inc.(b)	115	49,372
Textron, Inc.	4,562	437,633
		7,581,964

Office — Business Equipment — 0.0%(c)
Zebra Technologies Corp. - Class A(b)	143	43,106

Oil & Gas — 3.1%
APA Corp.	908	31,217
Chevron Corp.	13,287	2,095,891
ConocoPhillips	3,547	451,462
Coterra Energy, Inc.	2,436	67,916
Devon Energy Corp.	13,610	682,950
Diamondback Energy, Inc.	497	98,490
EOG Resources, Inc.	1,738	222,186
EQT Corp.(a)	1,063	39,405
Exxon Mobil Corp.	30,233	3,514,285
Hess Corp.	827	126,233
Marathon Oil Corp.	12,635	358,076
Marathon Petroleum Corp.	8,640	1,740,960
Occidental Petroleum Corp.	2,604	169,234
Phillips 66	9,224	1,506,648
Pioneer Natural Resources Co.	700	183,750
Valero Energy Corp.	7,166	1,223,165
		12,511,868

Oil & Gas Services — 0.3%
Baker Hughes Co.	23,446	785,441
Halliburton Co.	2,668	105,173
Schlumberger NV	4,275	234,313
		1,124,927

	Shares	Value
Common Stocks — 99.1% (Continued)

Packaging & Containers — 0.2%
Amcor PLC	4,317	$41,055
Ball Corp.	914	61,567
Packaging Corp of America(a)	2,051	389,239
Westrock Co.	5,475	270,739
		762,600

Pharmaceuticals — 5.2%
AbbVie, Inc.	5,282	961,852
Becton Dickinson & Co.	851	210,580
Bristol-Myers Squibb Co.	27,516	1,492,193
Cardinal Health, Inc.	6,280	702,732
Cencora, Inc.	4,287	1,041,698
Cigna Group	6,270	2,277,201
CVS Health Corp.	19,992	1,594,562
Dexcom, Inc.(b)	1,018	141,197
Eli Lilly & Co.	2,426	1,887,331
Henry Schein, Inc.(b)	386	29,151
Johnson & Johnson	32,054	5,070,621
McKesson Corp.	1,770	950,225
Merck & Co., Inc.	28,316	3,736,295
Pfizer, Inc.	16,941	470,113
Viatris, Inc.	3,591	42,877
Zoetis, Inc.(a)	1,360	230,126
		20,838,754

Pipelines — 0.1%
Kinder Morgan, Inc.	6,626	121,521
ONEOK, Inc.	1,577	126,428
Targa Resources Corp.	708	79,289
Williams Cos., Inc.	3,402	132,576
		459,814

Private Equity — 0.2%
Blackstone, Inc.(a)	6,177	811,472

REITS — 0.0%(c)
CBRE Group, Inc. - Class A(b)	888	86,349

Retail — 5.4%
AutoZone, Inc.(b)	48	151,279
Bath & Body Works, Inc.	4,863	243,247
Best Buy Co., Inc.(a)	4,707	386,115
CarMax, Inc.(a)(b)	394	34,321
Chipotle Mexican Grill, Inc.(b)	70	203,474
Costco Wholesale Corp.	1,268	928,975
Darden Restaurants, Inc.(a)	321	53,655

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1% (Continued)

Retail — 5.4% (Continued)
Dollar General Corp.	679	$105,965
Dollar Tree, Inc.(b)	647	86,148
Domino’s Pizza, Inc.	89	44,222
Genuine Parts Co.	3,235	501,199
Home Depot, Inc.	17,129	6,570,685
Lowe’s Co., Inc.	1,717	437,371
Lululemon Athletica, Inc.(b)	2,713	1,059,833
McDonald’s Corp.	11,977	3,376,915
O’Reilly Automotive, Inc.(b)	162	182,879
Ross Stores, Inc.	7,151	1,049,481
Starbucks Corp.	3,424	312,919
Target Corp.	1,366	242,069
TJX Co., Inc.	26,003	2,637,224
Tractor Supply Co.(a)	272	71,188
Ulta Beauty, Inc.(b)	1,040	543,795
Walgreens Boots Alliance, Inc.(a)	18,534	402,002
Walmart, Inc.	24,080	1,448,894
Yum! Brands, Inc.	6,027	835,644
		21,909,499

Semiconductors — 7.6%
Advanced Micro Devices, Inc.(b)	4,133	745,965
Analog Devices, Inc.	1,462	289,169
Applied Materials, Inc.	7,159	1,476,401
Broadcom, Inc.	2,617	3,468,598
Intel Corp.	12,659	559,148
KLA Corp.	1,160	810,341
Lam Research Corp.	1,126	1,093,988
Microchip Technology, Inc.(a)	1,589	142,549
Micron Technology, Inc.	9,442	1,113,117
Monolithic Power Systems, Inc.	123	83,323
NVIDIA Corp.	17,343	15,670,442
NXP Semiconductors NV	756	187,314
ON Semiconductor Corp.(b)	1,196	87,966
Qorvo, Inc.(b)	2,071	237,813
QUALCOMM, Inc.	23,988	4,061,168
Skyworks Solutions, Inc.	3,432	371,754
Teradyne, Inc.(a)	386	43,552
Texas Instruments, Inc.(a)	2,738	476,987
		30,919,595

Shipbuilding — 0.0%(c)
Huntington Ingalls Industries, Inc.	119	34,685

	Shares	Value
Common Stocks — 99.1% (Continued)

Software — 10.8%
Adobe, Inc.(b)	1,362	$687,265
Akamai Technologies, Inc.(a)(b)	393	42,743
ANSYS, Inc.(b)	732	254,121
Autodesk, Inc.(b)	641	166,929
Broadridge Financial Solutions, Inc.	349	71,496
Cadence Design Systems, Inc.(b)	2,330	725,282
Dayforce, Inc.(b)	355	23,505
Electronic Arts, Inc.	2,292	304,080
Fair Isaac Corp.(b)	59	73,727
Fidelity National Information Services, Inc.	1,738	128,925
Fiserv, Inc.(b)	14,234	2,274,878
Intuit, Inc.	715	464,750
Jack Henry & Associates, Inc.	214	37,178
Microsoft Corp.	73,408	30,884,214
MSCI, Inc.	200	112,090
Oracle Corp.	7,702	967,448
Paychex, Inc.	1,120	137,536
Paycom Software, Inc.	142	28,259
PTC, Inc.(b)	296	55,926
Roper Technologies, Inc.	919	515,412
Salesforce, Inc.	11,904	3,585,247
ServiceNow, Inc.(b)	527	401,785
Synopsys, Inc.(b)	1,310	748,665
Take-Two Interactive Software, Inc.(a)(b)	1,437	213,380
Tyler Technologies, Inc.(b)	102	43,351
		42,948,192

Telecommunications — 4.0%
Arista Networks, Inc.(b)	788	228,504
AT&T, Inc.	168,412	2,964,051
Cisco Systems, Inc.	99,270	4,954,566
Corning, Inc.	2,444	80,554
Juniper Networks, Inc.	925	34,281
Motorola Solutions, Inc.	2,437	865,086
T-Mobile US, Inc.	19,921	3,251,506
Verizon Communications, Inc.	90,335	3,790,457
		16,169,005

Toys, Games & Hobbies — 0.0%(c)
Hasbro, Inc.	3,201	180,921

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.(a)	660	50,252
CSX Corp.	5,878	217,897

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.1% (Continued)

Transportation — 0.7% (Continued)
Expeditors International of Washington, Inc.	438	$53,248
FedEx Corp.	4,139	1,199,235
J.B. Hunt Transport Services, Inc.	259	51,606
Norfolk Southern Corp.	669	170,508
Old Dominion Freight Line, Inc.	562	123,252
Union Pacific Corp.	1,816	446,609
United Parcel Service, Inc. - Class B	2,548	378,709
		2,691,316

Water — 0.0%(c)
American Water Works Co., Inc.	486	59,394

Total Common Stocks
(Cost $335,054,376)		399,460,107

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc.(a)	516	66,518
American Tower Corp.	1,396	275,836
AvalonBay Communities, Inc.	363	67,358
Boston Properties, Inc.	387	25,275
Camden Property Trust	285	28,044
Crown Castle, Inc.	1,299	137,473
Digital Realty Trust, Inc.	856	123,298
Equinix, Inc.	241	198,905
Equity Residential	1,210	76,363
Essex Property Trust, Inc.(a)	167	40,883
Extra Space Storage, Inc.	586	86,142
Federal Realty Investment Trust	234	23,896
Healthpeak Properties, Inc.	1,739	32,606
Host Hotels & Resorts, Inc.(a)	2,085	43,118
Invitation Homes, Inc.	1,923	68,478
Iron Mountain, Inc.	778	62,403
Kimco Realty Corp.	2,061	40,416
Mid-America Apartment Communities, Inc.	288	37,895
Prologis, Inc.	2,733	355,891
Public Storage	452	131,107
Realty Income Corp.	2,165	117,127
Regency Centers Corp.	419	25,375
SBA Communications Corp.	324	70,211
Simon Property Group, Inc.	943	147,570
UDR, Inc.	1,010	37,784
Ventas, Inc.	1,262	54,947
VICI Properties, Inc.	2,661	79,271

	Shares	Value
Real Estate Investment Trusts — 0.7% (Continued)

Welltower, Inc.(a)	1,562	$145,953
Weyerhaeuser Co.	2,261	81,193
Total Real Estate Investment Trusts
(Cost $2,430,682)		2,681,336

Short-Term Investments — 3.3%
Investments Purchased with Collateral from Securities Lending — 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)	12,894,685	12,894,685
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 5.23%(d)	214,698	214,698
Total Short-Term Investments
(Cost $13,109,383)		13,109,383

Total Investments — 103.1%
(Cost $350,594,441)		415,250,826
Liabilities in Excess of Other Assets — (3.1)%		(12,599,857)
Total Net Assets — 100.0%		$402,650,969

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $12,662,356 which represented 3.1% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(b)Non-income producing security.

(c)Represents less than 0.05% of net assets.

(d)The rate shown represents the annualized 7-day yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham 1000 Value ETF

10

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.9%
Advertising — 0.7%
Interpublic Group of Cos., Inc.(a)	18,758	$612,073
Omnicom Group, Inc.	5,585	540,405
		1,152,478
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	729	186,580
Leonardo DRS, Inc.(b)	3,035	67,043
Lockheed Martin Corp.	926	421,210
RTX Corp.(a)	1,709	166,679
		841,512
Agriculture — 1.5%
Altria Group, Inc.	17,196	750,089
Archer-Daniels-Midland Co.	9,625	604,546
Bunge Global SA	8,097	830,104
Philip Morris International, Inc.	2,367	216,865
		2,401,604
Airlines — 0.4%
American Airlines Group, Inc.(b)	20,921	321,137
Delta Air Lines, Inc.	6,308	301,964
		623,101
Apparel — 4.4%
Capri Holdings Ltd.(b)	5,782	261,925
Carter’s, Inc.(a)	8,595	727,825
Columbia Sportswear Co.(a)	9,144	742,310
Crocs, Inc.(b)	5,633	810,024
Deckers Outdoor Corp.(b)	362	340,736
Gildan Activewear, Inc.	10,692	396,994
Kontoor Brands, Inc.	8,751	527,248
Nike, Inc. - Class B	4,592	431,556
Ralph Lauren Corp. - Class A(a)	3,159	593,134
Skechers U.S.A., Inc. - Class A(b)	12,046	737,938
Steven Madden Ltd.	3,277	138,552
Tapestry, Inc.	14,030	666,144
Under Armour, Inc. - Class C(a)(b)	65,590	468,313
VF Corp.(a)	26,427	405,390
		7,248,089
Auto Manufacturers — 0.7%
Cummins, Inc.	2,249	662,668
General Motors Co.	10,719	486,107
		1,148,775
Auto Parts & Equipment — 2.5%
Adient PLC(b)	9,336	307,341
Allison Transmission Holdings, Inc.	5,985	485,743
Aptiv PLC(b)	4,971	395,940

	Shares	Value
Common Stocks — 99.9% (Continued)
Auto Parts & Equipment — 2.5% (Continued)
BorgWarner, Inc.	21,921	$761,535
Dorman Products, Inc.(b)	3,401	327,822
Goodyear Tire & Rubber Co.(b)	44,474	610,628
Lear Corp.	4,643	672,678
Visteon Corp.(b)	4,452	523,600
		4,085,287
Banks — 1.9%
Bank of America Corp.	5,919	224,448
Bank of Nova Scotia	1,972	102,110
Bank OZK(a)	3,524	160,201
Cadence Bank	307	8,903
Cathay General Bancorp	4,510	170,613
Columbia Banking System, Inc.	2,037	39,416
Comerica, Inc.	229	12,593
Cullen/Frost Bankers, Inc.	904	101,763
CVB Financial Corp.(a)	1,747	31,166
East West Bancorp, Inc.	1,953	154,502
Fifth Third Bancorp(a)	967	35,982
First BanCorp/Puerto Rico	8,756	153,580
First Citizens BancShares, Inc. - Class A	11	17,985
Fulton Financial Corp.	1,790	28,443
Hancock Whitney Corp.	622	28,637
Huntington Bancshares, Inc.	19,926	277,968
Independent Bank Corp.	5,429	282,417
International Bancshares Corp.	3,175	178,245
Old National Bancorp(a)	13,273	231,083
Pinnacle Financial Partners, Inc.(a)	793	68,103
PNC Financial Services Group, Inc.	2,007	324,332
Regions Financial Corp.	6,986	146,985
SouthState Corp.	1,441	122,528
Synovus Financial Corp.	199	7,972
Truist Financial Corp.	401	15,631
UMB Financial Corp.	63	5,480
Valley National Bancorp(a)	9,817	78,143
Wintrust Financial Corp.	227	23,697
Zions Bancorp N.A.	283	12,282
		3,045,208
Beverages — 1.7%
Boston Beer Co., Inc. - Class A(b)	1,868	568,657
Coca-Cola Co.	3,702	226,488
Coca-Cola Consolidated, Inc.	740	626,343
Keurig Dr Pepper, Inc.	11,783	361,385
Molson Coors Brewing Co. - Class B(a)	5,532	372,027
National Beverage Corp.(b)	1,377	65,352
Primo Water Corp.(a)	28,502	519,021
		2,739,273

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited)

Gotham 1000 Value ETF

11

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.9% (Continued)

Biotechnology — 1.6%
Amgen, Inc.	677	$192,485
Bio-Rad Laboratories, Inc. - Class A(b)	220	76,091
Corteva, Inc.	5,872	338,638
Gilead Sciences, Inc.	7,546	552,745
Halozyme Therapeutics, Inc.(b)	3,775	153,567
Incyte Corp.(b)	11,228	639,659
United Therapeutics Corp.(b)	3,304	758,995
		2,712,180
Building Materials — 3.6%
Armstrong World Industries, Inc.	197	24,471
Boise Cascade Co.	59	9,049
Builders FirstSource, Inc.(b)	3,075	641,291
Carrier Global Corp.	5,028	292,278
Eagle Materials, Inc.(a)	90	24,458
Fortune Brands Innovations, Inc.	2,154	182,379
Griffon Corp.	9,298	681,916
Johnson Controls International PLC	4,355	284,469
Knife River Corp.(b)	4,587	371,914
Masco Corp.	4,441	350,306
MDU Resources Group, Inc.	25,632	645,926
Mohawk Industries, Inc.(b)	5,007	655,366
Owens Corning	2,962	494,062
Simpson Manufacturing Co., Inc.	2,835	581,685
UFP Industries, Inc.	4,508	554,529
Vulcan Materials Co.	473	129,091
		5,923,190
Chemicals — 4.6%
Ashland, Inc.(a)	3,688	359,101
Avient Corp.	8,171	354,621
Axalta Coating Systems Ltd.(b)	10,085	346,823
Cabot Corp.	6,564	605,201
Celanese Corp.(a)	2,701	464,194
CF Industries Holdings, Inc.	2,006	166,919
Dow, Inc.	1,059	61,348
Eastman Chemical Co.	1,306	130,887
HB Fuller Co.	5,794	462,014
Innospec, Inc.	1,851	238,668
International Flavors & Fragrances, Inc.(a)	5,877	505,363
LyondellBasell Industries NV - Class A	3,447	352,559
NewMarket Corp.	1,195	758,372
Nutrien Ltd.	7,849	426,280
Olin Corp.	3,381	198,803
PPG Industries, Inc.	3,938	570,616
Quaker Chemical Corp.	1,844	378,481

	Shares	Value
Common Stocks — 99.9% (Continued)
Chemicals — 4.6% (Continued)
RPM International, Inc.(a)	5,196	$618,064
Sensient Technologies Corp.	1,338	92,576
Sherwin-Williams Co.	92	31,954
Westlake Corp.	2,474	378,027
		7,500,871
Coal — 1.3%
Alpha Metallurgical Resources, Inc.	940	311,300
Arch Resources, Inc. - Class A	3,056	491,374
CONSOL Energy, Inc.	6,996	585,985
Peabody Energy Corp.(a)	29,811	723,215
		2,111,874
Commercial Services — 3.7%
ABM Industries, Inc.	4,936	220,244
ADT, Inc.	59,548	400,163
AMN Healthcare Services, Inc.(b)	8,347	521,771
API Group Corp.(b)	10,726	421,210
Brink’s Co.	6,284	580,515
Euronet Worldwide, Inc.(b)	4,911	539,866
FTI Consulting, Inc.(b)	2,613	549,488
Global Payments, Inc.	1,142	152,640
Grand Canyon Education, Inc.(b)	201	27,378
GXO Logistics, Inc.(b)	2,081	111,875
ICF International, Inc.	973	146,563
Insperity, Inc.(a)	211	23,128
John Wiley & Sons, Inc. - Class A	991	37,787
Korn Ferry	4,558	299,734
ManpowerGroup, Inc.	7,980	619,566
MarketAxess Holdings, Inc.	579	126,946
PayPal Holdings, Inc.(b)	8,486	568,477
Robert Half, Inc.	1,978	156,816
Valvoline, Inc.(a)	7,129	317,740
WEX, Inc.(b)	939	223,041
		6,044,948
Computers — 2.6%
Amdocs Ltd.	5,957	538,335
Apple, Inc.	437	74,937
ASGN, Inc.(b)	3,701	387,717
CGI, Inc. - Class A(b)	2,009	221,974
Crane NXT Co.	6,383	395,108
DXC Technology Co.(b)	14,609	309,857
Hewlett Packard Enterprise Co.	17,116	303,467
HP, Inc.	18,715	565,567
Insight Enterprises, Inc.(b)	4,098	760,260
Leidos Holdings, Inc.	2,617	343,063
Maximus, Inc.	989	82,977

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham 1000 Value ETF

12

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.9% (Continued)
Computers — 2.6% (Continued)
NCR Voyix Corp.(b)	10,242	$129,356
NetApp, Inc.	154	16,165
Science Applications International Corp.	848	110,571
		4,239,354
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	2,094	188,565
Kenvue, Inc.	20,845	447,333
Procter & Gamble Co.	976	158,356
		794,254
Distribution & Wholesale — 1.0%
Core & Main, Inc. - Class A(b)	11,046	632,383
Fastenal Co.	665	51,298
Pool Corp.(a)	590	238,065
Resideo Technologies, Inc.(b)	18,162	407,192
WESCO International, Inc.	2,202	377,159
		1,706,097
Diversified Financial Services — 1.1%
Affiliated Managers Group, Inc.	26	4,354
Cboe Global Markets, Inc.	2,819	517,935
CME Group, Inc. - Class A	1,936	416,801
Enact Holdings, Inc.	6,034	188,140
Intercorp Financial Services, Inc.	982	23,381
Radian Group, Inc.	2,758	92,310
Western Union Co.	39,302	549,443
		1,792,364
Electric — 1.3%
ALLETE, Inc.	6,597	393,445
Duke Energy Corp.	7,580	733,062
NRG Energy, Inc.	6,612	447,566
Vistra Corp.	8,678	604,423
		2,178,496
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	1,548	415,994
Belden, Inc.	3,020	279,682
Encore Wire Corp.(a)	203	53,344
Energizer Holdings, Inc.	10,372	305,352
EnerSys	6,049	571,389
Generac Holdings, Inc.(b)	720	90,821
Littelfuse, Inc.	1,757	425,809
		2,142,391
Electronics — 2.3%
Allegion PLC	997	134,306
Arrow Electronics, Inc.(b)	6,017	778,960
Brady Corp. - Class A	6,985	414,071

	Shares	Value
Common Stocks — 99.9% (Continued)
Electronics — 2.3% (Continued)
Celestica, Inc.(b)	130	$5,842
Garmin Ltd.	1,682	250,399
Honeywell International, Inc.	1,403	287,966
Jabil, Inc.(a)	5,271	706,050
Keysight Technologies, Inc.(b)	827	129,326
Plexus Corp.(b)	3,128	296,597
TD SYNNEX Corp.	6,705	758,336
Vontier Corp.	2,749	124,695
		3,886,548
Engineering & Construction — 1.0%
EMCOR Group, Inc.	1,149	402,380
Frontdoor, Inc.(b)	12,928	421,194
Jacobs Solutions, Inc.	2,896	445,202
MasTec, Inc.(b)	2,610	243,383
TopBuild Corp.(a)(b)	437	192,599
		1,704,758
Entertainment — 0.2%
International Game Technology PLC	9,130	206,247
United Parks & Resorts, Inc.(b)	1,238	69,588
Vail Resorts, Inc.	160	35,653
Warner Music Group Corp. - Class A(a)	3,625	119,697
		431,185
Environmental Control — 0.2%
Pentair PLC	2,148	183,525
Republic Services, Inc.	264	50,540
Tetra Tech, Inc.	174	32,140
Veralto Corp.	290	25,711
		291,916
Food — 4.5%
Albertsons Cos., Inc. - Class A	29,984	642,857
Cal-Maine Foods, Inc.	1,027	60,439
Campbell Soup Co.(a)	12,132	539,267
Conagra Brands, Inc.	16,721	495,610
General Mills, Inc.	6,805	476,146
Hormel Foods Corp.	13,646	476,109
Ingredion, Inc.	7,366	860,717
J & J Snack Foods Corp.	1,251	180,845
Kellanova(a)	14,232	815,351
Kraft Heinz Co.	14,603	538,851
Kroger Co.	11,130	635,857
Lancaster Colony Corp.	690	143,265
McCormick & Co., Inc.	3,977	305,473
Mondelez International, Inc. - Class A	2,647	185,290
Simply Good Foods Co.(a)(b)	15,397	523,960

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham 1000 Value ETF

13

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.9% (Continued)
Food — 4.5% (Continued)
Sysco Corp.	1,021	$82,885
US Foods Holding Corp.(b)	6,628	357,713
		7,320,635
Food Service — 0.5%
Aramark(a)	25,194	819,309

Forest Products & Paper — 0.3%
International Paper Co.	13,359	521,268

Hand & Machine Tools — 1.2%
Franklin Electric Co., Inc.	4,926	526,146
MSA Safety, Inc.	2,404	465,390
Snap-on, Inc.	1,280	379,162
Stanley Black & Decker, Inc.	6,060	593,456
		1,964,154
Healthcare — Products — 1.1%
Avantor, Inc.(b)	3,315	84,765
Baxter International, Inc.	11,303	483,090
Envista Holdings Corp.(b)	14,358	306,974
Lantheus Holdings, Inc.(b)	12,837	798,975
ResMed, Inc.	334	66,142
		1,739,946
Healthcare — Services — 2.4%
Amedisys, Inc.(b)	721	66,447
Centene Corp.(b)	6,693	525,267
DaVita, Inc.(b)	4,225	583,261
Elevance Health, Inc.	585	303,346
Humana, Inc.(a)	2,214	767,638
Molina Healthcare, Inc.(b)	973	399,738
Quest Diagnostics, Inc.	1,791	238,400
Select Medical Holdings Corp.	10,978	330,987
Tenet Healthcare Corp.(b)	2,720	285,899
UnitedHealth Group, Inc.	974	481,838
		3,982,821
Home Builders — 0.3%
Cavco Industries, Inc.(b)	33	13,169
Installed Building Products, Inc.	60	15,524
LCI Industries	3,929	483,502
Thor Industries, Inc.(a)	78	9,153
		521,348
Home Furnishings — 0.3%
Leggett & Platt, Inc.	25,460	487,559

	Shares	Value
Common Stocks — 99.9% (Continued)
Household Products & Wares — 1.3%
Clorox Co.	778	$119,120
Helen of Troy Ltd.(b)	3,968	457,272
Kimberly-Clark Corp.	3,798	491,271
Reynolds Consumer Products, Inc.	24,383	696,377
Spectrum Brands Holdings, Inc.	3,650	324,887
WD-40 Co.	289	73,207
		2,162,134
Housewares — 0.4%
Newell Brands, Inc.	56,916	457,035
Scotts Miracle-Gro Co.	3,505	261,438
		718,473
Insurance — 6.2%
Aflac, Inc.	2,324	199,539
American Financial Group, Inc.	721	98,402
American International Group, Inc.	450	35,177
Aon PLC - Class A	742	247,620
Arch Capital Group Ltd.(b)	6,150	568,506
Assurant, Inc.	3,345	629,663
Assured Guaranty Ltd.	6,999	610,663
Chubb Ltd.	1,610	417,199
CNA Financial Corp.	9,356	424,950
Enstar Group Ltd.(b)	2,241	696,413
Equitable Holdings, Inc.	10,287	391,009
Essent Group Ltd.	96	5,713
Everest Group Ltd.	2,134	848,266
Globe Life, Inc.	5,824	677,738
Hartford Financial Services Group, Inc.	3,019	311,108
Lincoln National Corp.	1,859	59,358
Loews Corp.	8,109	634,853
Markel Group, Inc.(a)(b)	506	769,868
Marsh & McLennan Co., Inc.	546	112,465
MGIC Investment Corp.	7	157
Primerica, Inc.	918	232,217
Reinsurance Group of America, Inc.	3,114	600,628
RenaissanceRe Holdings Ltd.	3,551	834,592
Ryan Specialty Holdings, Inc. - Class A(a)	2,233	123,932
Selective Insurance Group, Inc.	1,588	173,362
Unum Group	8,224	441,300
W.R. Berkley Corp.	1,621	143,361
		10,288,059
Internet — 1.7%
Alphabet, Inc. - Class A(b)	5	755
Booking Holdings, Inc.	96	348,276
CDW Corp.	715	182,883

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham 1000 Value ETF

14

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.9% (Continued)
Internet — 1.7% (Continued)
eBay, Inc.	8,827	$465,889
Expedia Group, Inc. - Class A(b)	2,792	384,598
F5, Inc.(b)	1,600	303,344
Gen Digital, Inc.	11,644	260,826
Match Group, Inc.(b)	13,719	497,725
TripAdvisor, Inc.(b)	4,200	116,718
VeriSign, Inc.(b)	1,017	192,732
Yelp, Inc.(b)	475	18,715
Ziff Davis, Inc.(b)	230	14,499
		2,786,960
Iron & Steel — 1.2%
ATI, Inc.(a)(b)	6,061	310,141
Cleveland-Cliffs, Inc.(a)(b)	25,215	573,389
Commercial Metals Co.(a)	5,332	313,362
Nucor Corp.	1,640	324,556
Reliance, Inc.	527	176,113
Steel Dynamics, Inc.	1,582	234,500
		1,932,061
Leisure Time — 1.5%
Acushnet Holdings Corp.	4,882	321,968
BRP, Inc.(a)	4,277	286,987
Brunswick Corp.	5,071	489,453
Harley-Davidson, Inc.(a)	320	13,997
Polaris, Inc.	6,190	619,743
YETI Holdings, Inc.(a)(b)	17,494	674,393
		2,406,541
Lodging — 0.5%
Boyd Gaming Corp.	5,918	398,400
Las Vegas Sands Corp.	998	51,597
Wyndham Hotels & Resorts, Inc.	2,864	219,812
Wynn Resorts Ltd.	1,802	184,218
		854,027
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	131	48,002
Terex Corp.	6,598	424,911
Vertiv Holdings Co. - Class A	149	12,169
		485,082
Machinery — Diversified — 2.0%
AGCO Corp.	4,802	590,741
Applied Industrial Technologies, Inc.	1,323	261,359
Crane Co.	1,605	216,884
CSW Industrials, Inc.	864	202,694
Dover Corp.	294	52,094
Esab Corp.(a)	2,291	253,316

	Shares	Value
Common Stocks — 99.9% (Continued)
Machinery — Diversified — 2.0% (Continued)
Flowserve Corp.	9,713	$443,690
Gates Industrial Corp. PLC(b)	48,841	864,974
Ingersoll Rand, Inc.	27	2,564
Middleby Corp.(b)	2,364	380,108
		3,268,424
Media — 1.3%
Cable One, Inc.(a)	754	319,040
Charter Communications, Inc. - Class A(b)	558	162,172
Comcast Corp. - Class A	7,380	319,923
New York Times Co. - Class A	3,568	154,209
Nexstar Media Group, Inc.	1,145	197,272
Sirius XM Holdings, Inc.(a)	49,124	190,601
TEGNA, Inc.	40,939	611,629
Walt Disney Co.	1,273	155,764
		2,110,610
Metal Fabricate & Hardware — 1.2%
Advanced Drainage Systems, Inc.	1,277	219,950
Mueller Industries, Inc.	10,519	567,290
Timken Co.	1,566	136,915
Valmont Industries, Inc.(a)	2,093	477,790
Worthington Enterprises, Inc.	8,995	559,759
		1,961,704
Mining — 0.4%
Royal Gold, Inc.	5,401	657,896
Southern Copper Corp.(a)	252	26,843
		684,739
Miscellaneous Manufacturing — 1.5%
3M Co.	909	96,418
A.O. Smith Corp. - Class A	3,540	316,688
Carlisle Cos., Inc.	974	381,662
Donaldson Co., Inc.	4,474	334,118
Enpro, Inc.	1,308	220,751
Fabrinet(b)	860	162,557
Illinois Tool Works, Inc.	387	103,844
ITT, Inc.	506	68,831
John Bean Technologies Corp.	5,503	577,210
Parker-Hannifin Corp.	24	13,339
Textron, Inc.	2,074	198,959
		2,474,377

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham 1000 Value ETF

15

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.9% (Continued)
Oil & Gas — 7.7%
APA Corp.(a)	10,024	$344,625
California Resources Corp.	10,026	552,433
Canadian Natural Resources Ltd.	5,155	393,430
Cenovus Energy, Inc.	26,799	535,711
Chesapeake Energy Corp.(a)	9,196	816,881
Chord Energy Corp.(a)	3,754	669,113
ConocoPhillips	4,562	580,651
Coterra Energy, Inc.	11,321	315,629
CVR Energy, Inc.	1,108	39,511
Devon Energy Corp.	9,030	453,125
Enerplus Corp.	25,883	508,860
EOG Resources, Inc.	3,442	440,025
Exxon Mobil Corp.	3,719	432,297
Gulfport Energy Corp.(b)	2,303	368,756
Helmerich & Payne, Inc.	15,671	659,122
HF Sinclair Corp.	12,737	768,933
Imperial Oil Ltd.	5,785	399,917
Marathon Oil Corp.	22,326	632,719
Marathon Petroleum Corp.	2,414	486,421
Murphy Oil Corp.	13,864	633,585
Noble Corp. PLC	377	18,281
Occidental Petroleum Corp.	4,581	297,719
Phillips 66	2,303	376,172
Pioneer Natural Resources Co.	2,707	710,588
SM Energy Co.(a)	3,799	189,380
Southwestern Energy Co.(b)	6,560	49,725
Suncor Energy, Inc.	1,996	73,672
Valero Energy Corp.	3,826	653,060
Weatherford International PLC(b)	1,340	154,663
		12,555,004
Oil & Gas Services — 1.8%
Baker Hughes Co.	18,712	626,851
ChampionX Corp.	14,092	505,762
Halliburton Co.	12,278	483,999
Liberty Energy, Inc.	11,648	241,347
Schlumberger NV	7,747	424,613
TechnipFMC PLC	28,332	711,417
		2,993,989
Packaging & Containers — 2.5%
Berry Global Group, Inc.	9,652	583,753
Crown Holdings, Inc.	6,987	553,790
Graphic Packaging Holding Co.	18,782	548,059
Greif, Inc. - Class A	5,262	363,341
Packaging Corp of America(a)	1,134	215,211
Sealed Air Corp.	6,397	237,968

	Shares	Value
Common Stocks — 99.9% (Continued)
Packaging & Containers — 2.5% (Continued)
Silgan Holdings, Inc.(a)	12,839	$623,461
Sonoco Products Co.	9,311	538,548
Westrock Co.	10,360	512,302
		4,176,433
Pharmaceuticals — 3.1%
AbbVie, Inc.	688	125,285
Alkermes PLC(a)(b)	10,956	296,579
Becton Dickinson & Co.	135	33,406
BellRing Brands, Inc.(b)	2,300	135,769
Bristol-Myers Squibb Co.	6,871	372,614
Cardinal Health, Inc.	1,461	163,486
Cigna Group	951	345,394
CVS Health Corp.	8,527	680,113
Jazz Pharmaceuticals PLC(b)	2,718	327,302
Johnson & Johnson	2,007	317,487
McKesson Corp.	167	89,654
Merck & Co., Inc.	2,087	275,380
Option Care Health, Inc.(b)	2,978	99,882
Organon & Co.	21,590	405,892
Perrigo Co. PLC	21,645	696,752
Prestige Consumer Healthcare, Inc.(b)	4,895	355,181
Viatris, Inc.	35,107	419,178
		5,139,354
Pipelines — 0.7%
Antero Midstream Corp.	14,554	204,629
Cheniere Energy, Inc.	5,125	826,560
Enbridge, Inc.	4,340	157,021
Pembina Pipeline Corp.	2,118	74,850
		1,263,060
Retail — 7.1%
Abercrombie & Fitch Co. - Class A(b)	4,236	530,898
Academy Sports & Outdoors, Inc.(a)	2,020	136,431
Advance Auto Parts, Inc.	5,613	477,610
American Eagle Outfitters, Inc.	26,705	688,723
Asbury Automotive Group, Inc.(a)(b)	1,668	393,281
AutoNation, Inc.(a)(b)	1,237	204,822
Bath & Body Works, Inc.	4,053	202,731
Beacon Roofing Supply, Inc.(b)	6,384	625,760
Best Buy Co., Inc.	5,135	421,224
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,442	336,037
Boot Barn Holdings, Inc.(a)(b)	1,648	156,807
Darden Restaurants, Inc.	256	42,790
Dick’s Sporting Goods, Inc.(a)	377	84,772
Dillard’s, Inc. - Class A(a)	612	288,644
Domino’s Pizza, Inc.	7	3,478

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham 1000 Value ETF

16

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.9% (Continued)
Retail — 7.1% (Continued)
Gap, Inc.	24,653	$679,191
GMS, Inc.(b)	5,720	556,785
Group 1 Automotive, Inc.(a)	783	228,816
Home Depot, Inc.	604	231,694
Kohl’s Corp.(a)	15,942	464,709
Lithia Motors, Inc.(a)	1,400	421,204
Lululemon Athletica, Inc.(b)	962	375,805
Macy’s, Inc.(a)	9,755	195,002
MSC Industrial Direct Co., Inc. - Class A(a)	5,884	570,983
Murphy USA, Inc.(a)	1,289	540,349
Nordstrom, Inc.(a)	20,675	419,082
Ollie’s Bargain Outlet Holdings, Inc.(b)	1,373	109,250
Restaurant Brands International, Inc.(a)	421	33,448
Signet Jewelers Ltd.	2,552	255,379
Ulta Beauty, Inc.(b)	581	303,793
Urban Outfitters, Inc.(b)	17,686	767,927
Walgreens Boots Alliance, Inc.	9,214	199,852
Wendy’s Co.	13,052	245,900
Williams-Sonoma, Inc.(a)	1,165	369,922
Yum! Brands, Inc.	273	37,851
		11,600,950
Semiconductors — 1.3%
Amkor Technology, Inc.	12,018	387,460
Applied Materials, Inc.	849	175,089
Cirrus Logic, Inc.(b)	254	23,510
GlobalFoundries, Inc.(a)(b)	2,988	155,705
IPG Photonics Corp.(b)	5,525	501,062
KLA Corp.	9	6,287
Lam Research Corp.	2	1,943
Microchip Technology, Inc.	524	47,008
Qorvo, Inc.(b)	620	71,195
QUALCOMM, Inc.	725	122,743
Skyworks Solutions, Inc.	5,397	584,604
		2,076,606
Software — 0.6%
Dropbox, Inc. - Class A(b)	8,311	201,957
Electronic Arts, Inc.	661	87,695
Fiserv, Inc.(b)	1,132	180,916
SS&C Technologies Holdings, Inc.	4,691	301,960
Verra Mobility Corp.(b)	5,870	146,574
Zoom Video Communications, Inc. - Class A(b)	1,525	99,689
		1,018,791

	Shares	Value
Common Stocks — 99.9% (Continued)
Telecommunications — 3.0%
AT&T, Inc.	33,949	$597,502
BCE, Inc.	6,158	209,249
Ciena Corp.(b)	13,452	665,202
Cisco Systems, Inc.	11,537	575,812
InterDigital, Inc.(a)	4,140	440,744
Iridium Communications, Inc.	6,235	163,108
Juniper Networks, Inc.	17,637	653,628
TELUS Corp.	17,183	275,100
T-Mobile US, Inc.	3,929	641,291
United States Cellular Corp.(b)	2,004	73,146
Verizon Communications, Inc.	15,263	640,435
		4,935,217
Toys, Games & Hobbies — 0.7%
Hasbro, Inc.	7,692	434,752
Mattel, Inc.(b)	34,141	676,333
		1,111,085
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	4,594	349,787
CSX Corp.	1,107	41,036
FedEx Corp.	567	164,283
Hub Group, Inc. - Class A	7,181	310,363
Landstar System, Inc.	1,537	296,272
		1,161,741
Total Common Stocks
(Cost $143,394,628)		164,268,214

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham 1000 Value ETF

17

The accompanying notes are an integral part of these financial statements.

	Shares	Value

Short-Term Investments — 11.9%
Investments Purchased with Collateral from Securities Lending — 11.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.25%(c)	19,566,232	$19,566,232
Total Short-Term Investments
(Cost $19,566,232)		19,566,232

Total Investments — 111.8%
(Cost $162,960,860)		183,834,446
Liabilities in Excess of Other Assets — (11.8)%		(19,412,191)
Total Net Assets — 100.0%		$164,422,255

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $19,245,906 which represented 11.7% of net assets.

(b)Non-income producing security.

(c)The rate shown represents the annualized 7-day yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

18

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 87.3%
Aerospace & Defense — 1.2%
AeroVironment, Inc.(a)	7	$1,073
Boeing Co.(a)	861	166,164
Leonardo DRS, Inc.(a)	374	8,262
		175,499
Apparel — 1.0%
Columbia Sportswear Co.	318	25,815
Ralph Lauren Corp. - Class A	452	84,868
Tapestry, Inc.	757	35,942
Under Armour, Inc. - Class C(a)	520	3,713
		150,338
Auto Manufacturers — 0.9%
Cummins, Inc.	439	129,351

Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	1,428	49,609
Goodyear Tire & Rubber Co.(a)	12,572	172,613
		222,222
Beverages — 0.9%
Coca-Cola Co.	2,218	135,697

Biotechnology — 2.8%
Beam Therapeutics, Inc.(a)	100	3,304
Blueprint Medicines Corp.(a)	18	1,707
Corteva, Inc.	3,600	207,613
ImmunityBio, Inc.(a)	321	1,724
Incyte Corp.(a)	3,295	187,716
United Therapeutics Corp.(a)	81	18,607
		420,671
Building Materials — 5.7%
AZEK Co., Inc.(a)	7,021	352,596
Griffon Corp.	47	3,447
Knife River Corp.(a)	798	64,702
Masco Corp.	1,505	118,715
MDU Resources Group, Inc.	3,345	84,294
Summit Materials, Inc. - Class A(a)	852	37,974
Trex Co., Inc.(a)	755	75,311
Vulcan Materials Co.	307	83,786
West Fraser Timber Co. Ltd.	201	17,372
		838,197
Chemicals — 5.7%
Ashland, Inc.	1,212	118,012
Balchem Corp.	64	9,917
Cabot Corp.	161	14,844
Celanese Corp.	744	127,865

	Shares	Value
Common Stocks — 87.3% (Continued)
Chemicals — 5.7% (Continued)
HB Fuller Co.	530	$42,262
International Flavors & Fragrances, Inc.	1,443	124,084
NewMarket Corp.	192	121,847
PPG Industries, Inc.	766	110,993
Quaker Chemical Corp.	392	80,458
RPM International, Inc.	781	92,900
		843,182
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	59	19,539

Commercial Services — 5.2%
ADT, Inc.	12,569	84,464
Booz Allen Hamilton Holding Corp.	720	106,877
Bright Horizons Family Solutions, Inc.(a)	10	1,134
Brink’s Co.	848	78,338
FTI Consulting, Inc.(a)	252	52,993
ManpowerGroup, Inc.	432	33,540
Quanta Services, Inc.	764	198,487
United Rentals, Inc.	303	218,497
		774,330
Computers — 3.0%
Amdocs Ltd.	423	38,227
Apple, Inc.	1,024	175,595
ASGN, Inc.(a)	281	29,438
CGI, Inc. - Class A(a)	39	4,309
DXC Technology Co.(a)	2,984	63,290
Globant SA(a)	90	18,171
Maximus, Inc.	382	32,050
NetApp, Inc.	22	2,309
Parsons Corp.(a)	625	51,844
Qualys, Inc.(a)	225	37,546
		452,779
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	822	74,021
Coty, Inc. - Class A(a)	69	825
		74,846
Electric — 2.2%
Black Hills Corp.	789	43,079
Duke Energy Corp.	634	61,314
NRG Energy, Inc.	2,554	172,881
Public Service Enterprise Group, Inc.	727	48,549
		325,823

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited)

Gotham Short Strategies ETF

19

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 87.3% (Continued)
Electrical Components & Equipment — 0.3%
Littelfuse, Inc.	172	$41,684

Electronics — 2.4%
Arrow Electronics, Inc.(a)	37	4,790
Itron, Inc.(a)	633	58,565
Jabil, Inc.	629	84,254
Sanmina Corp.(a)	29	1,803
TD SYNNEX Corp.	96	10,858
TE Connectivity Ltd.	1,314	190,845
Woodward, Inc.	7	1,079
		352,194
Energy — Alternate Sources — 0.2%
Fluence Energy, Inc.(a)	1,581	27,415

Engineering & Construction — 1.4%
Jacobs Solutions, Inc.	342	52,576
MasTec, Inc.(a)	1,569	146,309
Stantec, Inc.	43	3,571
TopBuild Corp.(a)	14	6,170
		208,626
Entertainment — 0.2%
Vail Resorts, Inc.	8	1,783
Warner Music Group Corp. - Class A	1,063	35,100
		36,883
Environmental Control — 1.1%
Tetra Tech, Inc.	304	56,152
Waste Connections, Inc.	570	98,046
		154,198
Food — 4.5%
Albertsons Cos., Inc. - Class A	1,382	29,630
Hormel Foods Corp.	955	33,320
Ingredion, Inc.	1,164	136,013
Kellanova	3,244	185,848
Kroger Co.	2,489	142,197
Lancaster Colony Corp.	73	15,157
McCormick & Co., Inc.	249	19,126
Mondelez International, Inc. - Class A	329	23,030
Pilgrim’s Pride Corp.(a)	925	31,746
Simply Good Foods Co.(a)	1,596	54,312
		670,379
Food Service — 1.2%
Aramark	5,707	185,592

	Shares	Value
Common Stocks — 87.3% (Continued)
Gas — 0.3%
New Jersey Resources Corp.	11	$472
Southwest Gas Holdings, Inc.	559	42,557
		43,029

Hand & Machine Tools — 2.6%
Lincoln Electric Holdings, Inc.	504	128,742
MSA Safety, Inc.	568	109,959
Stanley Black & Decker, Inc.	1,570	153,750
		392,451
Healthcare — Products — 1.3%
Agilent Technologies, Inc.	129	18,771
IDEXX Laboratories, Inc.(a)	135	72,891
Lantheus Holdings, Inc.(a)	414	25,767
Medtronic PLC	885	77,128
		194,557
Healthcare — Services — 1.3%
DaVita, Inc.(a)	821	113,339
Select Medical Holdings Corp.	394	11,879
Tenet Healthcare Corp.(a)	665	69,898
		195,116
Household Products & Wares — 1.7%
Clorox Co.	1,155	176,842
Reynolds Consumer Products, Inc.	1,931	55,149
WD-40 Co.	109	27,611
		259,602
Housewares — 1.1%
Newell Brands, Inc.	19,709	158,263

Internet — 3.7%
F5, Inc.(a)	217	41,141
Netflix, Inc.(a)	80	48,586
Okta, Inc.(a)	484	50,636
Spotify Technology SA(a)	599	158,076
TripAdvisor, Inc.(a)	2,907	80,786
Uber Technologies, Inc.(a)	2,199	169,301
VeriSign, Inc.(a)	2	379
		548,905
Iron & Steel — 1.9%
Cleveland-Cliffs, Inc.(a)	12,718	289,207

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

20

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 87.3% (Continued)
Leisure Time — 0.8%
BRP, Inc.	6	$403
Polaris, Inc.	344	34,441
YETI Holdings, Inc.(a)	2,297	88,550
		123,394
Lodging — 1.4%
Las Vegas Sands Corp.	1,241	64,160
Wyndham Hotels & Resorts, Inc.	1,113	85,422
Wynn Resorts Ltd.	638	65,223
		214,805
Machinery — Construction & Mining — 0.6%
BWX Technologies, Inc.	815	83,635

Machinery — Diversified — 3.2%
Chart Industries, Inc.(a)	55	9,060
Crane Co.	641	86,618
Esab Corp.	300	33,171
Flowserve Corp.	2,096	95,745
Ingersoll Rand, Inc.	1	95
Kadant, Inc.	118	38,716
Middleby Corp.(a)	483	77,662
Nordson Corp.	119	32,670
Zurn Elkay Water Solutions Corp.	2,933	98,167
		471,904
Media — 1.1%
News Corp. - Class A	3,737	97,834
Paramount Global - Class B	5,787	68,113
Sirius XM Holdings, Inc.	320	1,242
		167,189
Mining — 0.3%
Royal Gold, Inc.	366	44,582

Miscellaneous Manufacturers — 2.0%
Carlisle Cos., Inc.	320	125,392
Donaldson Co., Inc.	117	8,738
Federal Signal Corp.	388	32,930
Textron, Inc.	1,385	132,862
		299,922
Oil & Gas — 2.3%
Canadian Natural Resources Ltd.	2,699	205,988
Diamondback Energy, Inc.	2	396
Helmerich & Payne, Inc.	866	36,424
Marathon Oil Corp.	3,537	100,239
		343,047

	Shares	Value
Common Stocks — 87.3% (Continued)
Oil & Gas Services — 0.7%
TechnipFMC PLC	4,195	$105,336

Packaging & Containers — 2.0%
AptarGroup, Inc.	303	43,599
Ball Corp.	1,596	107,506
Berry Global Group, Inc.	986	59,633
Crown Holdings, Inc.	318	25,205
Silgan Holdings, Inc.	642	31,176
Sonoco Products Co.	462	26,722
		293,841
Pharmaceuticals — 1.6%
Alkermes PLC(a)	4,655	126,011
Becton Dickinson & Co.	24	5,939
BellRing Brands, Inc.(a)	812	47,932
Organon & Co.	3,579	67,285
Viatris, Inc.	40	478
		247,645
Pipelines — 1.4%
Antero Midstream Corp.	4,946	69,541
Cheniere Energy, Inc.	526	84,833
Enbridge, Inc.	1,381	49,964
TC Energy Corp.	74	2,975
		207,313
Retail — 3.5%
Asbury Automotive Group, Inc.(a)	11	2,594
Carvana Co.(a)	387	34,021
MSC Industrial Direct Co., Inc. - Class A	734	71,228
Murphy USA, Inc.	22	9,222
Ross Stores, Inc.	73	10,713
Signet Jewelers Ltd.	178	17,812
Target Corp.	1,628	288,499
Ulta Beauty, Inc.(a)	96	50,196
Urban Outfitters, Inc.(a)	889	38,600
		522,885
Semiconductors — 3.5%
Amkor Technology, Inc.	124	3,998
Cirrus Logic, Inc.(a)	482	44,614
Entegris, Inc.	415	58,324
GlobalFoundries, Inc.(a)	83	4,325
Micron Technology, Inc.	119	14,029
Monolithic Power Systems, Inc.	104	70,452
Qorvo, Inc.(a)	1,646	189,009
Skyworks Solutions, Inc.	1,271	137,675
		522,426

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

21

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 87.3% (Continued)
Software — 3.7%
Blackbaud, Inc.(a)	103	$7,636
Box, Inc. - Class A(a)	318	9,006
Doximity, Inc. - Class A(a)	17	457
Electronic Arts, Inc.	391	51,874
Evolent Health, Inc. - Class A(a)	974	31,937
Guidewire Software, Inc.(a)	19	2,217
Informatica, Inc. - Class A(a)	1,384	48,440
JFrog Ltd.(a)	335	14,814
Palantir Technologies, Inc. - Class A(a)	2,180	50,162
Pegasystems, Inc.	691	44,666
Samsara, Inc. - Class A(a)	1,602	60,540
SPS Commerce, Inc.(a)	50	9,245
SS&C Technologies Holdings, Inc.	359	23,109
Zoom Video Communications, Inc. - Class A(a)	2,845	185,979
ZoomInfo Technologies, Inc.(a)	1,283	20,566
		560,648
Telecommunications — 2.0%
AT&T, Inc.	3,271	57,570
Ciena Corp.(a)	1,783	88,169
TELUS Corp.	3,418	54,722
T-Mobile US, Inc.	142	23,177
Verizon Communications, Inc.	1,503	63,066
		286,704
Toys, Games & Hobbies — 1.3%
Hasbro, Inc.	897	50,698
Mattel, Inc.(a)	7,392	146,436
		197,134
Total Common Stocks
(Cost $12,147,254)		13,012,985

Total Investments — 87.3%
(Cost $12,147,254)		13,012,985
Other Assets in Excess of Liabilities - 12.7%		1,896,363
Total Net Assets — 100.0%		$14,909,348

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SA - Sociedad Anónima

(a)Non-income producing security.

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

22

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
AT&T, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	$6,530	26	$283
Insperity, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(11,290)	(4)	(325)
AGCO Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(104,567)	(457)	(5,249)
Pfizer, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(494,311)	(3,958)	(5,497)
Murphy USA, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,258	1	19
ZoomInfo Technologies, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,244	3	39
Box, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,048	1	(2)
Kadant, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,922	18	83
Jacobs Solutions, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,688	37	348
Chipotle Mexican Grill, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(29,068)	(31)	196
T-Mobile US, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,448	2	34
Baucsh + Lomb Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(36,953)	(215)	(1,174)
Deere & Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(36,145)	(170)	(4,735)
Edison International	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(23,765)	(127)	(1,565)
Clorox Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	20,057	147	(257)
Arcosa, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(90,926)	(1,150)	(8,747)
Antero Midstream Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,183	67	683
Tractor Supply Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(23,293)	(89)	(557)
United Therapeutics Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,743	45	196
YETI Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,068	254	(1,692)
Booz Allen Hamilton Holding Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	12,024	97	343
Mettler-Toledo International, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(41,270)	(103)	(342)
Columbia Sportswear Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,624	7	13
Cirrus Logic, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,906	18	74
Asbury Automotive Group, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	472	1	50
NetApp, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,718	58	1,181
Stanley Black & Decker, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	17,138	120	1,461
Comstock Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(4,148)	(99)	1,176
Crescent Point Energy Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(28,812)	(233)	(4,232)
Pegasystems, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,107	21	15
Incyte Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	21,136	133	(855)
Reynolds Consumer Products, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,140	73	204
RH	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(4,179)	(7)	(600)
AeroVironment, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	153	0	9
MasTec, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	15,946	37	762
Imperial Oil Ltd.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(9,402)	(14)	(208)
Woodward, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,165	58	651
Penske Automotive Group, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(28,672)	(175)	(1,894)
Lumentum Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(12,216)	(220)	(1,155)
Marvell Technology, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(75,345)	(1,106)	(19,899)
Sirius XM Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	124	0	(2)
Wolfspeed, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(16,992)	(192)	1,942
O’Reilly Automotive, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(51,928)	(213)	(2,410)
Burlington Stores, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(79,409)	(184)	(4,795)
Rockwell Automation, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(411,649)	(2,529)	(24,620)
Acushnet Holdings Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(24,270)	(51)	(619)
Albemarle Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(30,037)	(41)	(2,562)
Valaris Ltd.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(1,580)	(7)	(172)

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited)

Gotham Short Strategies ETF

23

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Flowserve Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,441	25	404
Celanese Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	14,264	44	1,340
Inter Parfums, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(70,817)	(298)	1,148
Zscaler, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(177,990)	(325)	3,635
Lincoln Electric Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	14,305	61	230
Entegris, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,886	29	120
TechnipFMC PLC	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,133	174	2,086
Colgate-Palmolive Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,403	41	320
IDACORP, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(132,461)	(2,732)	6,608
Bill.com Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(243,131)	(3,791)	(8,780)
Airbnb, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(60,870)	(188)	(1,893)
Ingersoll Rand, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,178	17	206
Ashland, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,437	71	596
Southern Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(44,264)	(225)	(2,428)
Dominion Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(11,412)	(45)	(652)
Federal Signal Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,565	10	190
TripAdvisor, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	9,060	44	202
Urban Outfitters, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,821	8	94
DXC Technology Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,342	59	(249)
Blueprint Medicines Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	190	1	8
Churchill Downs, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(110,633)	(2,011)	(3,433)
Newell Brands, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	19,015	365	2,642
Bridgebio Pharma, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(14,532)	(30)	(1,042)
PTC, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(1,052)	(1)	(28)
Southern Copper Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(115,148)	(252)	(11,750)
Timken Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(79,911)	(457)	(4,477)
WillScot Mobile Mini Holdings Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(297,926)	(3,417)	(19,010)
AppLovin Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(67,074)	(73)	849
RPM International, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	11,300	171	1,645
SPS Commerce, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,479	5	8
SentinelOne, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(40,186)	(47)	(1,019)
Beam Therapeutics, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	396	3	(136)
WESCO International, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(90,093)	(168)	(4,922)
iRhythm Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(3,248)	(14)	50
TELUS Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,228	101	(598)
Brink’s Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,222	95	960
Globant SA	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,019	6	(88)
Uber Technologies, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	23,867	164	1,540
IDEXX Laboratories, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(533,129)	(4,106)	(77,191)
Micron Technology, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,650	1	(17)
Plug Power, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(5,360)	9	4,338
Wyndham Hotels & Resorts, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	10,361	45	(107)
MSC Industrial Direct Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	10,092	148	(173)
Caseys General Stores, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(176,740)	(884)	(11,048)
Bio-Techne Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(71,939)	(543)	4,806
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(57)	0	6
Rider System, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(135,454)	(2,139)	(17,373)
MACOM Technologies Solutions Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(199,027)	(885)	(17,551)

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

24

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Ball Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,617	10	186
Warner Music Group Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,929	2	46
Organon & Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,445	24	303
Tesla, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(29,357)	(246)	1,824
Royal Caribbean Cruises Ltd.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(76,595)	(438)	(11,370)
ImmunityBio, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	183	0	(16)
Nexstar Media Group, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(1,378)	(1)	(50)
Concentrix Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(66,617)	(608)	19,582
Jazz Pharmaceuticals PLC	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(50,456)	(103)	353
Williams Cos., Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(209,347)	(900)	(23,258)
Elastic NV	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(90,416)	(156)	2,121
Patterson UTI Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(42,757)	(334)	(4,858)
Dexcom, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(398,901)	(848)	(17,571)
Stantec, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	332	1	1
Alpha Metallurgical Resources, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,987	3	132
Hess Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(78,610)	(524)	(3,423)
Power Integrations, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(97,308)	(2,012)	6,925
Leonardo DRS, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	817	1	1
Vulcan Materials Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	9,006	44	465
New Fortress Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(16,274)	(97)	1,520
Ross Stores, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,321	2	4
PTC, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(6,802)	(47)	(327)
International Flavors & Fragrances, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,758	54	1,342
EQT Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(62,278)	(497)	(1,311)
TC Energy Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	322	2	7
Clearwater Analytics Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(1,433)	(9)	165
Newmont Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(478,679)	(1,552)	(53,304)
Biogen, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(35,148)	(88)	1,497
Toro Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(118,569)	(196)	(3,196)
Suncor Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(231,352)	(710)	(13,884)
Cognex Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(116,485)	(448)	(7,365)
American Water Works Co., Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(11,610)	(62)	(23)
Amdocs Ltd.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,247	25	17
Ciena Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	9,593	22	(364)
Cheniere Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	9,516	66	70
Dolby Laboratories, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(15,414)	(29)	38
Wheaton Previous Metals Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(48,591)	(53)	(2,545)
Tapestry, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,893	22	273
SharkNinja, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(1,246)	(1)	(33)
PPL Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(36,285)	(148)	(1,500)
Oneok, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(292,861)	(4,495)	(53,827)
Apple, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	19,720	174	(1,670)
Maximus, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,524	20	44
Quaker Chemical Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	9,236	164	1,730
Cofen Communications Holdings	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(71,471)	(700)	11,257
Crown Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,140	43	(175)
Genuine Parts Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(151,676)	(681)	(6,265)

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

25

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Air Products & Chemicals, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(468,550)	(9,740)	26,712
Repligen Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(132,055)	(529)	7,528
GMS, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(2,823)	(5)	(88)
Vail Resorts, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	223	1	(3)
West Pharmaceutical Services, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(190,337)	(242)	(1,510)
Enbridge, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,391	30	246
Mobileye Global, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(868)	(1)	(167)
Darling Ingredients, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(193,156)	(3,188)	(9,906)
Boise Cascade Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(45,858)	(119)	(4,487)
Analog Devices, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(309,344)	(1,721)	(8,519)
Masco Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,410	60	813
e.l.f. Beauty, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(524,380)	(3,985)	(91,008)
BJ’s Wholesale Club Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(64,454)	(218)	(1,423)
Dillard’s, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	(943)	0	(16)
Sensata Technologies Holding PLC	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(229,294)	(1,105)	(16,247)
Hasbro, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,482	17	476
Aspen Technology, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(17,489)	(71)	(1,338)
Tetra Tech, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,573	95	721
Permian Resources Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(66,472)	(188)	(7,184)
PepsiCo, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(95,555)	(112)	(1,500)
Paychex, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(63,610)	(462)	(86)
Rivian Automotive, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(17,443)	(172)	4,568
Select Medical Holdings Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,357	4	71
United Rentals, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	24,518	183	2,552
Hilton Worldwide Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(28,797)	(156)	(2,461)
Kroger Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	15,711	38	368
Gates Industrial Corp. PLC	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(9,953)	(14)	(239)
Exxon Mobil Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(98,107)	(142)	(3,026)
Fox Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(116,012)	(683)	(5,572)
Encore Wire Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(16,292)	(23)	(1,285)
Hormel Foods Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,977	11	80
Quanta Services, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	21,563	77	1,580
Silgan Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,593	22	294
Crocs, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(15,674)	(52)	(2,458)
Inspire Medical Systems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(82,909)	(879)	(24,368)
MSA Safety, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,358	223	1,998
Five9, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(103,165)	(318)	(1,572)
Coca-Cola Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	15,050	100	459
Spotify Technology SA	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	17,154	17	107
Lantheus Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,739	4	154
Qualys, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,839	33	(100)
Chewy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(79,964)	(67)	1,326
Tenet Healthcare Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,883	41	1,063
Universal Display Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(86,752)	(1,007)	6,047
Helmerich & Payne, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,818	40	383
Mattel, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	18,146	149	475
Apellis Pharmaceuticals, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(3,879)	(4)	(226)
Hubbell Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(39,015)	(262)	(6,251)

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

26

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Neogen Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(44,547)	(384)	4,939
News Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	10,786	48	53
Monolithic Power Systems, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,129	10	208
Evergy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(363,625)	(6,694)	(24,373)
Braze, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(89)	0	12
MP Materials Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(23,738)	(551)	3,921
Paramount Global	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,580	20	458
CGI, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	773	3	(10)
Wingstop, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(246,954)	(2,594)	(94,165)
nVent Electric PLC	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(18,398)	(14)	(369)
Paycom Software, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(60,499)	(74)	(2,555)
Amkor Technology, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	451	1	14
Stericycle, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(33,866)	(84)	312
Jabil, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	9,510	13	444
Ingredion, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	15,074	233	1,495
Freshworks, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(710)	(1)	(16)
Viatris, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	48	0	(2)
AES Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(148,586)	(353)	(17,106)
Goodyear Tire & Rubber Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	19,936	357	(923)
Diamondback Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,360	19	606
BRP, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	67	0	0
Alcon, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(73,545)	(304)	(224)
Wynn Resorts Ltd.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,156	38	(96)
Under Armour, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	414	2	(82)
ATS Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(4,957)	(31)	776
Chart Industries, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,953	6	425
HB Fuller Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,502	96	518
Globus Medical, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(82,659)	(1,078)	(6,956)
PNM Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(89,884)	(1,940)	12,370
Trex Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,579	27	409
Crane Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	270	1	28
CACI International, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(57,582)	(354)	(3,018)
Bentley Systems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(16,293)	(11)	(230)
FTI Consulting, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,309	22	30
Lattice Semiconductor Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(148,481)	(799)	(10,218)
GlobalFoundries, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	417	2	(10)
Ralph Lauren Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,825	42	335
Ameren Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(77,066)	(340)	(3,375)
TE Connectivity Ltd.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	21,205	187	728
McCormick & Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,227	1	(4)
WD-40 Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,280	25	(157)
Carlisle Cos., Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,715	54	1,333
Southwestern Energy Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(81,758)	(215)	(5,913)
Kinder Morgan, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(160,163)	(1,271)	(9,627)
Capri Holdings Ltd.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(139,388)	(1,375)	11,638
GFL Environment, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(87,320)	(1,171)	(7,486)
Shockwave Medical, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(365,357)	(2,174)	(109,989)
EchoStar Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(28,229)	(56)	(137)
Alamos Gold, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(49,885)	(77)	(3,739)

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

27

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
MGM Resorts International	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(48,296)	(49)	(2,260)
Zoetis, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(11,322)	(428)	11,162
Copart, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(81,436)	(234)	(4,847)
Samsara, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,180	100	635
Ormat Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(159,981)	(3,096)	(797)
Watts Water Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(27,206)	(84)	(1,059)
Broadcom, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(498,354)	(1,258)	(13,058)
Northrop Grumman Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(336,019)	(2,395)	(22,117)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(38,679)	(340)	(843)
Civitas Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(82,211)	(879)	(12,543)
Guidewire Software, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	350	1	1
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,334	8	160
Esab Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,317	9	316
Okta, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,649	19	(220)
IDEXX Laboratories, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,559	11	92
United States Steel Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(256,465)	(1,828)	32,169
Middleby Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,361	34	439
Veeva Systems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(127,893)	(815)	(8,399)
ASGN, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,200	11	174
Haemonetics Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(92,946)	(311)	(10,007)
Maplebear, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(52,020)	(65)	187
Qorvo, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	21,473	132	532
Alliant Energy Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(22,478)	(121)	(797)
Polaris, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,606	30	458
Balchem Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	930	1	(1)
Evolent Health, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,607	13	(112)
Insulet Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(3,428)	(2)	(139)
Textron, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	15,828	111	1,557
Electronic Arts, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,705	11	(42)
SS&C Technologies Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,832	6	58
AZEK Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,437	93	1,977
Lamb Weston Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(92,575)	(928)	777
J M Smucker Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(263,320)	(671)	(7,915)
Rollins, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(19,896)	(33)	174
Fluor Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(109,421)	(290)	(10,773)
AutoNation, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(10,763)	(49)	(1,697)
AptarGroup, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,892	27	154
Texas Instruments, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(547,542)	(9,331)	(82,207)
Joby Aviation, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(13,711)	(56)	471
National Fuel Gas Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(43,997)	(320)	(4,341)
CAE, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(4,376)	(5)	(103)
PPG Industries, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	11,882	111	235
Snap, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(157,161)	(912)	(4,387)
Church & Dwight Co., Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(72,913)	(461)	(2,436)
Skyline Champion Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(119,949)	(1,219)	(21,724)
Nordson Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,294	9	115
NewMarket Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	12,692	182	2,217
Zebra Technolgies Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(428,648)	(5,476)	(105,056)

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

28

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Alkermes PLC	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,968	63	(1,254)
Thor Industries, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(54,328)	(87)	(4,512)
DaVita, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	12,425	62	1,226
Sempra Energy	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(159,032)	(3,078)	(1,531)
EOG Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(15,085)	(32)	(631)
Lancaster Colony Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,869	11	145
Sonoco Products Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,066	45	105
Informatica, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,635	22	413
Pilgrim’s Pride Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	3,604	11	162
EBAY, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(73,311)	(166)	(1,996)
Mondelez International, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,520	14	(61)
Ollies Bargain Outlet Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(192,639)	(2,030)	(8,883)
Itron, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,661	21	59
Netflix, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,466	0	15
Intuitive Surgical, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(448,976)	(5,218)	(67,537)
ITT, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(408)	0	0
Boeing Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	18,334	38	948
Aramark	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	20,910	123	1,237
Parsons Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,889	28	315
Duke Energy Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,060	44	363
Snowflake, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(367,802)	(916)	6,939
MDU Resources Group, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	12,323	201	3,222
AMETEK, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(172,292)	(955)	(9,696)
Range Resources Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(26,683)	(68)	(1,356)
Choice Hotels International, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(16,046)	(49)	(590)
Casella Waste Systems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(147,119)	(2,386)	(27,330)
Henry Schein, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(181,021)	(517)	120
Schneider National, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(77,565)	(1,247)	2,186
APA Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(34,242)	(72)	(2,549)
Zoom Video Communications, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	20,788	207	(806)
Southwest Gas Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,187	10	241
Skyworks Solutions, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	17,331	118	939
Charles River Laboratories International, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(164,196)	(776)	(15,792)
TD SYNNEX Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,131	0	11
NextEra Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(8,947)	(69)	(642)
Coty, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	60	0	1
Integer Holdings Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(57,990)	(125)	(1,273)
Atlassian Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(3,317)	(4)	(23)
Griffon Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	440	1	9
Cleveland-Cliffs, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	33,974	435	6,555
Sanmina Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	249	2	(2)
Cummins, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	13,259	82	1,829
Knife River Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,324	26	607
TKO Group Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(47,958)	(314)	467
Portland General Electric Co.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(146,370)	(2,713)	(3,245)
Zurn Elkay Water Solutions Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	10,911	147	1,217

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

29

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Workiva, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(9,667)	(40)	142
Insmed, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(3,093)	(3)	(87)
Nuvalent, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(601)	(1)	24
Medtronic PLC	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	12,027	62	353
Ulta Beauty, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,275	4	21
FMC Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(411,948)	(4,739)	(66,052)
Smartsheet, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(4,120)	(8)	(55)
Fluence Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,774	55	(1,055)
Cytokinetics, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(2,103)	(7)	(94)
JFrog Ltd.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	1,238	5	53
Littelfuse, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,605	29	81
Las Vegas Sands Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,065	149	405
Pinnacle West Capital Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(32,283)	(457)	(2,025)
Corteva, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	23,760	165	1,647
F5, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	5,119	39	115
Palantir Technologies, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	36,839	306	3,001
Paylocity Holding Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(19,076)	(99)	189
Canadian Natural Resources Ltd.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	10,227	32	691
Royal Gold, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,629	18	566
Brookfield Renewable Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(83,464)	(1,207)	19
ManpowerGroup, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,037	57	96
Verra Mobility Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(5,893)	(5)	(51)
Black Hills Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,641	87	309
HF Sinclair Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(30,125)	(147)	(1,298)
Marathon Oil Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	11,251	31	1,181
Doximity, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	27	0	0
BWX Technologies, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,928	23	34
ADT, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	2,305	6	8
Atkore, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(27,031)	(337)	(8,383)
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(129,718)	(2,268)	(12,358)
Target Corp.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	32,075	95	1,371
Hologic, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(120,760)	(699)	(5,312)
Lowe’s Cos., Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(84,825)	(1,063)	(16,679)
Asana, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(46)	0	7
Squarespace, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(70,803)	(160)	(5,869)
Rush Enterprises, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(72,038)	(478)	(6,911)
Endeavor Group Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(319,644)	(5,357)	(12,742)
NOV, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(150,265)	(2,838)	(1,465)
Public Service Enterprise Group, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,077	21	351
Vaxcyte, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(1,230)	(1)	(14)
Take-Two Interactive Software, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(88,649)	(218)	(2,039)
DigitalOcean Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(2,520)	(4)	105
NRG Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	31,611	234	6,219
Signet Jewelers Ltd.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	8,306	53	147
Summit Materials, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	4,368	17	247
Waste Connections, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	10,665	51	230
Simply Good Foods Co.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	6,193	76	(1,100)
Kellanova	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	20,510	122	880

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham Short Strategies ETF

30

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
Amer Sports, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(3,847)	(2)	20
Advanced Micro Devices, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(461,152)	(3,999)	(83,582)
Juniper Networks, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(66,671)	(414)	(332)
CF Industries Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(305,547)	(1,253)	(9,103)
Verizon Communications, Inc.	Morgan Stanley & Co. Incorporated	Long	11/07/2028	0.25%	Day	7,427	32	353
Amgen, Inc.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(485,334)	(4,046)	25,050
Fair Isaac Corp.	Morgan Stanley & Co. Incorporated	Short	11/07/2028	0.25%	Day	(131,209)	(747)	5,443
							$(170,123)	$(1,354,962)

Schedule of Total Return Swap Contracts as of March 31, 2024 (Unaudited) (Continued)

Gotham ETFs

31

The accompanying notes are an integral part of these financial statements.

	Gotham Enhanced 500 ETF		Gotham 1000 Value ETF		Gotham Short Strategies ETF

Assets:
Investments in securities, at value (Cost $350,594,441, $162,960,860, and $12,147,254 respectively) (Note 2)	$415,250,826	(1)	$183,834,446	(2)	$13,012,985
Cash	70,306		80,641		2,472,706
Receivables:
Investment securities sold	4,268,855		3,594,580		1,003,072
Unrealized appreciation on swap agreements	—		—		315,166
Dividends and interest receivable	313,033		175,041		11,582
Securities lending income, net (Note 5)	5,281		8,323		—
Upfront receipts on swap agreements	—		—		10,351
Total assets	419,908,301		187,693,031		16,825,862

Liabilities:
Collateral received for securities loaned (Note 5)	12,894,685		19,566,232		—
Payables:
Investment securities purchased	4,195,086		1,265,477		218,073
Fund shares redeemed	—		2,371,100		—
Unrealized depreciation on swap agreements	—		—		1,500,005
Management fees (Note 4)	167,561		67,967		17,962
Upfront payments on swap agreements	—		—		180,474
Total liabilities	17,257,332		23,270,776		1,916,514
Net Assets	$402,650,969		$164,422,255		$14,909,348

Components of Net Assets:
Paid-in capital	$347,102,547		$136,188,387		$30,748,186
Total distributable (accumulated) earnings (losses)	55,548,422		28,233,868		(15,838,838)
Net assets	$402,650,969		$164,422,255		$14,909,348

Net Asset Value (unlimited shares authorized):
Net assets	$402,650,969		$164,422,255		$14,909,348
Shares of beneficial interest issued and outstanding	14,000,000		6,900,000		1,842,414
Net asset value	$28.76		$23.83		$8.09

(1)Includes loaned securities with a value of $12,662,356.

(2)Includes loaned securities with a value of $19,245,906

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2024 (Unaudited)

Gotham ETFs

32

The accompanying notes are an integral part of these financial statements.

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF(1)

Investment Income:
Dividend income (net of witholding tax of $237, $18,394, and $955, respectively)	$2,970,013	$1,504,962	$123,388
Securities lending income, net (Note 5)	15,302	87,477	—
Interest income	10,861	4,192	27,050
Total investment income	2,996,176	1,596,631	150,438

Expenses:
Management fees (Note 4)	1,153,174	471,111	116,655
Administration expense	—	—	3,506
Broker interest expense	—	—	1,146
Dividend expense	—	—	24,527
Registration expense	—	—	2,377
Printing and mailing expense	—	—	2,322
Legal expense	—	—	2,125
Audit expense	—	—	1,902
Transfer agent fees	—	—	1,568
Custody expense	—	—	476
Directors expense	—	—	164
Insurance expense	—	—	95
Other expenses	—	—	1,163
Total expenses	1,153,174	471,111	158,026
Less: Management fee waiver (Note 4)	(266,117)	(108,718)	(15,695)
Net expenses	887,057	362,393	142,331
Net investment income (loss)	2,109,119	1,234,238	8,107

Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investments	13,252,837	9,549,424	2,974,376
Foreign currency transactions	—	2	127
Forward contracts	—	—	(1)
Swaps	—	—	(1,353,426)
Change in net unrealized appreciation/depreciation on:
Investments	59,014,356	17,653,182	(114,175)
Foreign currency translation	—	—	14
Swaps	—	—	(1,921,091)
Net realized and unrealized gain (loss)	72,267,193	27,202,608	(414,176)
Net increase (decrease) in net assets resulting from operations	$74,376,312	$28,436,846	$(406,069)

(1)The Fund reorganized into Tidal ETF Trust on November 6th, 2023. The Fund converted from a mutual fund to an exchange traded fund upon reorganization. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

STATEMENTS OF OPERATIONS For the Six-Months Ended March 31, 2024 (Unaudited)

Gotham Enhanced 500 ETF

33

The accompanying notes are an integral part of these financial statements.

	Six-Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$2,109,119	$3,797,835
Net realized gain (loss)	13,252,837	1,696,811
Change in net unrealized appreciation/depreciation	59,014,356	49,766,835
Net increase (decrease) in net assets resulting from operations	74,376,312	55,261,481

Distributions to Shareholders:
Distributions to shareholders	(3,836,259)	(3,481,219)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	38,620,741	(20,553,987)
Total increase (decrease) in net assets	109,160,794	31,226,275

Net Assets:
Beginning of period/year	293,490,175	262,263,900
End of period/year	$402,650,969	$293,490,175

(1)Summary of share transactions is as follows:

	Six-Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Value	Shares	Value
Shares sold	2,625,000	$65,600,555	1,400,000	$33,201,310
Shares redeemed	(1,000,000)	(26,980,972)	(2,350,000)	(53,755,310)
Variable Fees		1,158		13
Net increase (decrease)	1,625,000	$38,620,741	(950,000)	$(20,553,987)

STATEMENTS OF CHANGES IN NET ASSETS

Gotham 1000 Value ETF

34

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,234,238	$1,989,766
Net realized gain (loss)	9,549,426	2,212,107
Change in net unrealized appreciation/depreciation	17,653,182	6,866,544
Net increase (decrease) in net assets resulting from operations	28,436,846	11,068,417

Distributions to Shareholders:
Distributions to shareholders	(2,397,237)	(432,542)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	2,029,645	92,348,935
Total increase (decrease) in net assets	28,069,254	102,984,810

Net Assets:
Beginning of period/year	136,353,001	33,368,191
End of period/year	$164,422,255	$136,353,001

(1)Summary of share transactions is as follows:

	Six-Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Value	Shares	Value
Shares sold	900,000	$19,372,030	5,750,000	$111,175,695
Shares redeemed	(800,000)	(17,342,385)	(950,000)	(18,826,760)
Variable fees	—	—	—	—
Net increase (decrease)	100,000	$2,029,645	4,800,000	$92,348,935

Gotham Short Strategies ETF

35

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended March 31, 2024 (Unaudited)(2)	Year Ended September 30, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$8,107	$11,088
Net realized gain (loss)	1,621,076	(1,802,059)
Change in net unrealized appreciation/depreciation	(2,035,252)	(224,677)
Net increase (decrease) in net assets resulting from operations	(406,069)	(2,015,648)

Distributions to Shareholders:
Distributions to shareholders	(46,249)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (1)	(3,763,491)	2,401,622
Total increase (decrease) in net assets	(4,215,809)	385,974

Net Assets:
Beginning of period/year	19,125,157	18,739,183
End of period/year	$14,909,348	$19,125,157

(1)Summary of share transactions is as follows:

(2)The Fund reorganized into Tidal ETF Trust on November 6th, 2023. The Fund converted from a Mutual Fund to an ETF upon reorganization. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

(3)Includes redemption fees of $7,497.

	Six-Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Value	Shares	Value
Shares sold	130,773	$1,104,538	3,327,047	$27,711,384
Shares redeemed	(591,932)	(4,868,029)	(3,100,145)	(25,309,762	)(3)
Net increase (decrease)	(461,159)	$(3,763,491)	226,902	$2,401,622

Gotham Enhanced 500 ETF

36

The accompanying notes are an integral part of these financial statements.

	Six-Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021(1)

Net asset value, beginning of period/year	$23.72		$19.68	$23.10	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.15		0.30	0.28	0.19
Net realized and unrealized gain (loss) on investments(3)	5.17		4.00	(3.64)	2.91
Total from investment operations	5.32		4.30	(3.36)	3.10

Less Distributions:
From net investment income	(0.28)		(0.26)	(0.06)	—
Total distributions	(0.28)		(0.26)	(0.06)	—

Net asset value, end of period/year	$28.76		$23.72	$19.68	$23.10
Total Return(5)	22.56	%(4)	22.01%	(14.62)%	15.53	%(4)

Ratios/Supplemental Data:
Net assets, end of period/year (millions)	$402.7		$293.5	$262.3	$87.8
Ratio of expenses to average net assets
Before management fees waived	0.65	%(7)	0.65%	0.65%	0.65	%(7)
After management fees waived	0.50	%(7)	0.50%	0.50%	0.50	%(7)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.04	%(7)	1.17%	1.05%	0.92	%(7)
After management fees waived	1.19	%(7)	1.32%	1.20%	1.07	%(7)
Portfolio turnover rate(6)	75	%(4)	134%	59%	36	%(4)

(1)The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to September 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

FINANCIAL HIGHLIGHTS

Gotham 1000 Value ETF

37

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	Six-Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value, beginning of period/year	$20.05		$16.68	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.18		0.35	0.13
Net realized and unrealized gain (loss) on investments(3)	3.95		3.20	(3.45)
Total from investment operations	4.13		3.55	(3.32)

Less Distributions:
From net investment income	(0.35)		(0.18)	—
Total distributions	(0.35)		(0.18)	—

Net asset value, end of period/year	$23.83		$20.05	$16.68
Total Return(5)	20.76	%(4)	21.37%	(16.58	)%(4)

Ratios/Supplemental Data:
Net assets, end of period/year (millions)	$164.4		$136.4	$33.4
Ratio of expenses to average net assets
Before management fees waived	0.65	%(7)	0.65%	0.65	%(7)
After management fees waived	0.50	%(7)	0.50%	0.50	%(7)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.55	%(7)	1.63%	2.07	%(7)
After management fees waived	1.70	%(7)	1.78%	2.22	%(7)
Portfolio turnover rate(6)	90	%(4)	155%	52	%(4)

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

Gotham Short Strategies ETF

38

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2024(1) (Unaudited)		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019

Net asset value, beginning of period/year	$8.30		$9.02		$5.90		$7.42		$8.78		$9.05

Income (Loss) from Investment Operations:
Net investment income (loss)(4)	—		0.00	(2)	0.01		(0.02)		0.01		0.03
Net realized and unrealized gain (loss) on investments(5)	(0.19)		(0.72)		3.22		(1.50)		(1.35)		(0.09)
Total from investment operations	(0.19)		(0.72)		3.23		(1.52)		(1.34)		(0.06)

Less Distributions:
From net investment income	(0.02)		—		(0.12)		(0.00	)(3)	(0.02)		—
Net realized capital gains	—		—		—		—		—		(0.21)
Return of capital	—		—		—		—		(0.00	)(3)	—
Total dividends & distributions	(0.02)		—		(0.12)		(0.00	)(3)	(0.02)		(0.21)

Redemption fees	—		0.00	(2)	0.01		0.00	(2)	0.00	(2)	0.00	(2)

Net asset value, end of period/year	$8.09		$8.30		$9.02		$5.90		$7.42		$8.78
Total Return(6)	(2.26	)%(7)	(7.98)%		55.96%		(20.47)%		(15.27)%		(0.81)%

Ratios/Supplemental Data:
Net assets, end of period/year (millions)	$14.9		$19.1		$18.7		$1.5		$37.6		$32.1
Ratio of expenses to average net assets
Before management fees waived	1.83	%(8)(10)(11)	2.23	%(8)	3.52	%(8)	2.92	%(8)	1.88	%(8)	2.20	%(8)
After management fees waived	1.65	%(8)(10)(11)	1.35	%(8)	1.35	%(8)	1.35	%(8)	1.35	%(8)	1.35	%(8)
Ratio of net investment income (loss) to average net assets
Before management fees waived(13)	(0.09	)%(8)(10)(12)
After management fees waived	0.09	%(8)(10)	0.05	%(8)	0.09	%(8)	(0.25	)%(8)	0.12	%(8)	0.39	%(8)
Portfolio turnover rate	207	%(7)(9)	670%		717%		459%		692%		616%

(1)The Fund reorganized into Tidal ETF Trust on November 6th, 2023. The Fund converted from a mutual fund to an ETF upon reorganization. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

(2)Amount is less than $0.005 per share.

(3)Amount is less than $(0.005) per share.

(4)Calculated using average shares outstanding method.

(5)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(6)The total return is based on the Fund’s net asset value.

(7)Not annualized.

(8)During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown.

(9)Does not include in-kind transactions, when applicable.

(10)Annualized.

(11)The ratio of expenses to average net assets includes dividends and broker interest on swap agreements. The expense ratio excluding dividends and broker interest on swap agreements before and after management fees waived were 1.53% and 1.35%, respectively.

(12)The ratio of net investment income (loss) to average net assets includes dividends and broker interest on swap agreements.

(13)The fund did not report this ratio in the audited financial highlights of previous fiscal year end annual reports.

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NOTE 1 – ORGANIZATION

The Gotham Enhanced 500 ETF, Gotham 1000 Value ETF, and Gotham Short Strategies ETF are each diversified series of shares (each, a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

The Gotham Short Strategies ETF became a series of the Trust pursuant to a reorganization that took place after the close of business on November 3, 2023 (the “Reorganization”), which resulted in the conversion of the Gotham Short Strategies Fund (the “Predecessor Fund”), a series of FundVantage Trust organized as a mutual fund, to the Gotham Short Strategies ETF. The Gotham Short Strategies ETF was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF. The Gotham Short Strategies ETF had no performance history prior to the Reorganization. The Predecessor Fund was deemed to be the accounting survivor of the Reorganization for financial reporting purposes and as a result, the financial statements of the Gotham Short Strategies ETF reflect the operations of the Predecessor Fund for the period prior to the Reorganization. The Gotham Short Strategies ETF commenced operations as a series of the Trust on November 6, 2023.

The Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Predecessor Fund for shares of the Gotham Short Strategies ETF of equivalent aggregate net asset value. Fees and expenses incurred to affect the Reorganization were borne by Gotham. The Reorganization did not result in a material change to the Predecessor Fund’s investment portfolio as compared to the Gotham Short Strategies ETF. There are no material differences in accounting policies of the Predecessor Fund as compared to the Gotham Short Strategies ETF. The Gotham Short Strategies ETF did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Gotham Short Strategies ETF’s portfolio turnover ratios for the period ended March 31, 2024.

The Gotham Enhanced 500 ETF commenced operations on December 28, 2020, the Gotham 1000 Value ETF commenced operations on June 7, 2022, and the Gotham Short Strategies ETF commenced operations on January 31, 2008.

The investment objective of each of the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF is to seek long-term capital appreciation. The investment objective of the Gotham Short Strategies ETF is to seek long-term capital appreciation and to provide positive returns in down markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited)

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Gotham ETFs

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2024:

	Gotham Enhanced 500 ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$399,460,107	$—	$—	$399,460,107
Real Estate Investment Trusts	2,681,336	—	—	2,681,336
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	12,894,685
Money Market Funds	214,698	—	—	214,698
Total Assets	$402,356,141	$—	$—	$415,250,826

	Gotham 1000 Value ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$164,268,214	$—	$—	$164,268,214
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	19,566,232
Total Assets	$164,268,214	$—	$—	$183,834,446

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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Gotham ETFs

	Gotham Short Strategies ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$13,012,985	$—	$—	$13,012,985
Total Assets	$13,012,985	$—	$—	$13,012,985

Other Financial Instruments(c):
Assets:
Total Return Swaps	$315,166	$—	$—	$315,166
Total Assets	$315,166	$—	$—	$315,166

Liabilities:
Total Return Swaps	$(1,500,005)	$—	$—	$(1,500,005)
Total Liabilities	$(1,500,005)	$—	$—	$(1,500,005)

(a)See Schedule of Investments for the industry breakout.

(b)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(c)The fair value of the Total Return Swaps represents the net unrealized appreciation (depreciation) as of March 31, 2024.

B.Derivative Instruments. Total Return Swaps are a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The Gotham Short Strategies ETF will generally enter into swap agreements on a net basis, which means the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The following tables show the effects of derivative instruments on the Gotham Short Strategies ETF’s financial statements.

Statements of Assets & Liabilities

Fair value of derivative instruments as of March 31, 2024:

	Asset Derivatives as of March 31, 2024		Liability Derivatives as of March 31, 2024
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Total Return Swaps	Unrealized appreciation on swap agreements	$315,166	Unrealized depreciation on swap agreements	$1,500,005

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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Gotham ETFs

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Total Return Swaps	Realized and Unrealized Gain (Loss) on Swaps	$(1,353,426)	$(1,921,091)

C.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of March 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the shares of a Fund (“Shares”) on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

E.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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Gotham ETFs

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of that Fund’s net assets, that Fund will take such steps as set forth in the Program.

K.Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

L.Other Regulatory Matters. In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee information in Investment Company Advertisements. The rule and form amendments will, among other things, require the funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

M.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Gotham Short Strategies ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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Gotham ETFs

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

B.General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

C.Value Style Risk. The Sub-Adviser intends to buy securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. The Funds’ performance may be negatively affected if the Sub-Adviser determines (or otherwise needs) to sell a value stock before the market recognizes the stock’s full value.

D.Database Error Risk. The investment strategies used by the Sub-Adviser, rely on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Funds acquiring or selling investments based on incorrect information.

E.Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor each Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

F.High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

G.Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

H.Mid-Capitalization Investing Risk (Gotham 1000 Value ETF and Gotham Short Strategies ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

I.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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Gotham ETFs

J.Exchanged Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (Gotham Short Strategies ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

K.Short Sale Risk (Gotham Short Strategies ETF Only). Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

L.Derivatives Risk (Gotham Short Strategies ETF Only). The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of short and/or long equity security positions selected by the Sub-Adviser. In general, with a derivative, the Fund will be exposed to additional risks that are separate from those associated with short sales. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Sub-Adviser and a counterparty. The Sub-Adviser will retain the ability to adjust the notional exposure of the swap at its discretion, as well as the composition of the reference short securities basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interests expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any such costs and expenses will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

M.Counterparty Risk (Gotham Short Strategies ETF Only). Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

N.Leverage Risk (Gotham Short Strategies ETF Only). The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

O.Liquidity Risk (Gotham Short Strategies ETF Only). The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

P.OTC Trading Risk (Gotham Short Strategies ETF Only). Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Q.Small-Cap Securities Risk (Gotham Short Strategies ETF Only). In addition to large cap securities, the Fund also invests in small companies. Investments in small companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

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Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to oversight of the Board. The Adviser provides oversight of the Sub-Adviser (defined below) and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. With respect to the Gotham Short Strategies ETF, the Adviser is responsible for any trading of portfolio securities that may be required in connection with the issuance or redemption of Creation Units for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser has, however, delegated trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF’s portfolio to the Sub-Adviser, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee	Management Fee After Waiver
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham 1000 Value ETF	0.65%	0.50%
Gotham Short Strategies ETF	1.35%	N/A*

*Prior to reorganizing into the Gotham Short Strategies ETF, the Predecessor Fund waived expenses to an expense cap of 1.35% of average daily net assets during the period October 1, 2023 through November 3, 2023.

The Adviser has contractually agreed to a reduced unitary Management Fee for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF to 0.50% until at least January 31, 2025 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the period ended March 31, 2024 are disclosed in the Statements of Operations.

Out of each Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended March 31, 2024 are disclosed in the Statements of Operations.

The Sub-Adviser serves as sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for responsible for the day-to-day management of the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Adviser may retain responsibility for trading portfolio securities for the Gotham Short Strategies ETF or may delegate such authority to the Sub-Adviser. The Sub-Adviser currently exercises trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF portfolio, including selecting broker-dealers to execute purchase and sale transactions; however, trading authority related to the issuance or redemption of creation units is currently being exercised by the Adviser. If the Adviser determines to retain trading authority, the Sub-Adviser will no longer trade the Gotham Short Strategies ETF’s portfolio securities. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.50% of average daily net assets for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF and 1.20% of average daily net assets for the Gotham Short Strategies ETF.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s Management Fee.

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Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

For the period October 1, 2023 through November 3, 2023, the investment adviser, fund administrator and custodian, transfer agent, and principal underwriter were Gotham Asset Management, LLC, The Bank of New York Mellon, BNY Mellon Investment Servicing (US) Inc., and Foreside Funds Distributors LLC, respectively, for the Predecessor Fund.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither of the affiliated trustee or the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF may lend up to 33 1/3% of the value of the securities in their portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The Gotham Short Strategies ETF does not currently participate in securities lending.

As of March 31, 2024, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham Enhanced 500 ETF	$12,662,356	$12,894,685	3.1%
Gotham 1000 Value ETF	19,245,906	19,566,232	11.7%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the six-months ended March 31, 2024, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to Funds’ participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

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Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

NOTE 6 – PURCHASE AND SALES OF SECURITIES

For the six-months ended March 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$266,054,288	$263,117,220
Gotham 1000 Value ETF	129,928,876	130,732,242
Gotham Short Strategies ETF	30,674,521	39,277,925

For the six-months ended March 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended March 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$60,230,755	$26,240,468
Gotham 1000 Value ETF	18,765,852	17,087,333
Gotham Short Strategies ETF	—	510,019

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended March 31, 2024 (estimated) and the year ended September 30, 2023 were as follows:

Fund	Distributions paid from:	March 31, 2024	September 30, 2023
Gotham Enhanced 500 ETF	Ordinary income	$3,836,259	$3,481,219
Gotham 1000 Value ETF	Ordinary income	2,397,237	429,999
Gotham 1000 Value ETF	Capital Gains	—	2,543
Gotham Short Strategies ETF	Ordinary income	46,249	—

As of the most recent fiscal year ended September 30, 2023, the components of the distributable (accumulated) earnings (losses) on a tax basis were as follows:

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF
Cost of investments(1)	$303,105,121	$158,690,930	$16,959,050
Gross tax unrealized appreciation	21,788,093	10,504,612	2,650,388
Gross tax unrealized depreciation	(25,013,306)	(9,170,524)	(3,287,028)
Net tax unrealized appreciation (depreciation)	(3,225,213)	1,334,088	(636,640)
Undistributed ordinary income (loss)	2,759,253	1,827,933	11,061
Undistributed long-term capital gain (loss)	—	—	—
Total distributable earnings	2,759,253	1,827,933	11,061
Other accumulated gain (loss)	(14,525,671)	(967,762)	—
Total distributable (accumulated) earnings (losses)	(14,991,631)	2,194,259	(625,579)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of September 30, 2023, the Funds had not elected to defer any late year losses or post-October losses and the Gotham Enhanced 500 ETF had short-term and long-term capital loss carryovers of $(8,693,476) and $(5,832,195), the Gotham Short Strategies ETF had capital loss carryovers of $(16,769,721), and the Gotham 1000 Value ETF had short-term capital loss carryovers of $967,762, which do not expire.

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Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 11 – SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the Predecessor Fund, a series of FundVantage Trust, was held on October 13, 2023. The purpose of the meeting was to approve (1) an Agreement and Plan of Reorganization pursuant to which the assets and the liabilities of the Predecessor Fund will be acquired and assumed, respectively, by the Gotham Short Strategies ETF, a newly-created series of Tidal ETF Trust, in exchange solely for shares of the Gotham Short Strategies ETF, and (2) any adjournments of the meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the meeting to constitute a quorum of to approve proposal 1.

At the meeting, the proposal was passed. No other business was transacted at the meeting with respect to the Predecessor Fund.

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Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

The results of the voting at the meeting are as follows:

1.To approve an Agreement and Plan of Reorganization into Tidal ETF Trust:

For	% Voted For	% For of Outstanding Shares
1,393,423	100.00%	54.36%
Against	% Voted Against	% Against of Outstanding Shares
0	0.00%	0.00%
Abstain	% Voted Abstain	% Abstain of Outstanding Shares
0	0.00%	0.00%

2.To approve any adjournments of the meeting from time to time:

For	% Voted For	% For of Outstanding Shares
1,393,423	100.00%	54.36%
Against	% Voted Against	% Against of Outstanding Shares
0	0.00%	0.00%
Abstain	% Voted Abstain	% Abstain of Outstanding Shares
0	0.00%	0.00%

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Gotham ETFs

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Funds. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from October 1, 2023 to March 31, 2024.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Gotham Enhanced 500 ETF
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period October 1, 2023– March 31, 2024(1)
Actual	$1,000.00	$1,225.60	$2.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.50	$2.53

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the most recent six-month period).

	Gotham 1000 Value ETF
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period October 1, 2023– March 31, 2024(2)
Actual	$1,000.00	$1,207.60	$2.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.50	$2.53

(2)Expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Six-Months Ended March 31, 2024 (Unaudited)

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Gotham ETFs

EXPENSE EXAMPLES For the Six-Months Ended March 31, 2024 (Unaudited) (Continued)

	Gotham Short Strategies ETF
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period October 1, 2023– March 31, 2024(3)
Actual	$1,000.00	$ 977.40	$8.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.75	$8.32

(3)Expenses are equal to the Fund’s annualized expense ratio for the most recent period of 1.65%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the most recent six-month period).

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Gotham ETFs

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on October 4, 2023 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Gotham Short Strategies ETF (the “Fund”), a proposed series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provide to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that at the Fund’s inception, the Sub-Adviser will be responsible for trade execution for the Fund, subject to the supervision of the Adviser; however, the Adviser anticipates assuming responsibility for trade execution shortly after the Fund commences operations. The Board also noted that the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management service to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Trustees considered the performance of the Gotham Short Strategies Fund, a series of FundVantage Trust (the “Predecessor Fund”), that will reorganize with and into the Fund (the “Reorganization”). The Trustees noted that the Fund will not commence operations until after the closing of the Reorganization, at which time the Fund will adopt the performance history of the Predecessor Fund. The Board also considered that because the portfolio investment decision-making for the Predecessor Fund was performed by the Sub-Adviser, the performance of the Predecessor Fund was not relevant to the consideration of the approval of the Advisory Agreement. The Board also considered that because, on a going forward basis, the portfolio decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

55

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Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund, subject to the Sub-Adviser’s contractual agreement to assume such obligations in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board considered comparative information prepared by U.S. Bank Global Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. fund trading- inverse equity category (the “Morningstar category”). The Board also considered comparative information prepared by Tidal Fund Services, LLC, the Fund’s administrator, in partnership with AltaVista Research, LLC, comparing the Fund’s cost structure to additional peer groups within the broader Morningstar category based on select criteria.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on October 4, 2023, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, proposed to be entered into between the Adviser and Gotham. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

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Gotham ETFs

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Joel Greenblatt and Robert Goldstein, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser currently serves as the investment adviser to the Predecessor Fund, managed with the same investment objective and substantially similar investment strategies as the Fund, noting that the Fund will not commence operations until after the closing of the reorganization of the Predecessor Fund with and into the Fund, at which time the Fund will adopt the performance history of the Predecessor Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for selecting the Fund’s investments and trade execution at the Fund’s inception, subject to oversight by the Adviser. The Board also noted that the Sub-Adviser intends to transition responsibility for trade execution to the Adviser after some period of time following the Fund’s commencement of operations.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations. Because the Fund had not yet commenced operations and did not have its own performance history, the Trustees considered the performance of the Predecessor Fund which was managed by the same portfolio managers from the Sub-Adviser that will serve as portfolio managers to the Fund.

The Trustees compared the performance of the Predecessor Fund to its benchmark index (the S&P 500 Total Return Index) and to the returns of a 50% inverse version of the Fund’s benchmark index that was representative of the Fund’s principal investment strategies over the one-year, three-year, five-year, ten-year and since inception periods ended June 30, 2023, and in comparison to a peer group of funds in the Predecessor Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. fund trading-inverse equity funds) (the “Morningstar Peer Group”), for the year-to-date, one-year, three-year and five- year periods ended August 31, 2023. The Board noted that the Predecessor Fund had underperformed the benchmark index across all periods and outperformed the 50% inverse of the benchmark index across all periods. The Board also noted that the Fund had outperformed the Morningstar Peer Group average across all periods and was in the first percentile of the Morningstar Peer Group over the three-year and five-year periods.

After considering all of the information, the Board concluded that the performance of the Predecessor Fund was satisfactory under current market conditions and that Gotham has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Sub-Adviser’s management.

3.Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub- Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub- advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

57

Gotham ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s- length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

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Gotham ETFs

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Gotham Short Strategies ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC) the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

The Fund converted into the Trust on November 6, 2023 and was not part of the Report but has adopted the Program upon conversion date.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

59

Gotham ETFs

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 998-4779 or by accessing the Funds’ website at www.GothamETFs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (855) 998-4779 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.GothamETFs.com. The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT are available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.GothamETFs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.GothamETFs.com.

ADDITIONAL INFORMATION (Unaudited)

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Gotham Asset Management, LLC
825 Third Avenue, Suite 1750
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place 50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Gotham Enhanced 500 ETF	GSPY	886364835
Gotham 1000 Value ETF	GVLU	886364520
Gotham Short Strategies ETF	SHRT	886364264

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 7, 2024

* Print the name and title of each signing officer under his or her signature.